ANNUITY INVESTORS VARIABLE ACCOUNT C

Financial Statements

Year Ended December 31, 2022

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2022

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Holders of Annuity Investors Variable Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Annuity Investors Variable Account C (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods in the two-year period listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years or periods in the two-year period ended December 31, 2022 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, and the changes in their net assets for each of the years or periods listed in the Appendix, and financial highlights in Note 7 for each of the years or periods in the two-year period ended December 31, 2022, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for each of the years or periods in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus, Ohio

April 20, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2022, and the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series II Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Conservative Balanced Fund-Series II Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. EQV International Equity Fund-Series II Shares (1)

Invesco V.I. Global Fund-Series II Shares

Invesco V.I. Global Real Estate Fund-Series II Shares

Invesco V.I. Government Securities-Fund Series II Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series II Shares

Invesco V.I. Main Street Mid Cap Fund®-Series II Shares

Invesco V.I. Main Street Small Cap Fund®-Series II Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class II

VP Mid Cap Value Fund-Class II

VP Ultra® Fund-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Service Shares

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Variable Series II

DWS International Growth VIP-Class A

DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund-Class 2

Franklin Mutual Shares VIP Fund-Class 2

Franklin Small Cap Value VIP Fund-Class 2

Franklin U.S. Government Securities VIP Fund-Class 2

Templeton Foreign VIP Fund-Class 2

Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Service Shares

Janus Henderson VIT Enterprise Portfolio-Service Shares

Janus Henderson VIT Global Research Portfolio-Service Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio-Class S

Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Statement of changes in net assets for the period from January 1, 2021 to April 20, 2021 (liquidation).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Managed Volatility Fund

Statement of assets and liabilities as of December 31, 2022, and the related statements of operations and changes in net assets for the year then ended and the period from April 30, 2021 (commencement of operations) to December 31, 2021.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Equity and Income Fund-Series II Shares

(1)	See footnote 1 for the former name of the sub-account.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and Contract Holders of Annuity Investors Variable Account C

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account C (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 2002

Cincinnati, OH

April 26, 2021

Appendix

AB Variable Products Series Fund, Inc.

AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund- Series II Shares

Invesco Oppenheimer V.I. Global Fund-Series II Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Global Real Estate Fund-Series II Shares

Invesco V.I. Government Securities Fund-Series II Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. International Growth Fund-Series II Shares

Invesco V.I. Managed Volatility Fund-Series II Shares

Invesco V.I. Mid Cap Core Equity Fund-Series II Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class II

VP Mid Cap Value Fund-Class II

VP Ultra® Fund-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. - Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Service Shares

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Variable Series II

DWS International Growth VIP-Class A

DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund-Class 2

Franklin Mutual Shares VIP Fund-Class 2

Franklin Small Cap Value VIP Fund-Class 2

Franklin U.S. Government Securities VIP Fund-Class 2

Templeton Foreign VIP Fund-Class 2

Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Service Shares

Janus Henderson VIT Enterprise Portfolio-Service Shares

Janus Henderson VIT Global Research Portfolio-Service Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio - Class I

Discovery Portfolio - Class I

U.S. Real Estate Portfolio - Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio-Class S

Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio - Administrative Class

PIMCO Real Return Portfolio - Administrative Class

PIMCO Total Return Portfolio - Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2022

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	45,428.760	$621,050	$586,031
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	281,306.104	4,567,105	4,416,506
Invesco V.I. Capital Appreciation Fund-Series II Shares	210,791.803	10,011,589	6,968,777
Invesco V.I. Comstock Fund-Series I Shares	311,101.832	5,468,930	6,327,811
Invesco V.I. Conservative Balanced Fund-Series II Shares	59,704.119	858,753	817,349
Invesco V.I. Core Equity Fund-Series I Shares	18,848.250	592,512	462,725
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	93,614.485	6,050,408	4,480,389
Invesco V.I. Diversified Dividend Fund-Series I Shares	15,428.057	397,313	385,547
Invesco V.I. Equity and Income Fund-Series II Shares	49,801.735	962,604	798,322
Invesco V.I. EQV International Equity Fund-Series II Shares	70,779.368	2,446,938	2,011,550
Invesco V.I. Global Fund-Series II Shares	143,770.050	5,521,150	4,356,233
Invesco V.I. Global Real Estate Fund-Series II Shares	238,004.674	3,765,770	3,027,419
Invesco V.I. Government Securities Fund-Series II Shares	44,232.895	493,606	441,444
Invesco V.I. Health Care Fund-Series I Shares	34,893.147	988,788	877,563
Invesco V.I. Main Street Fund®-Series II Shares	221,407.547	5,014,889	3,484,955
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	277,547.548	2,829,503	2,284,216
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	178,939.158	4,159,165	4,036,867
Invesco V.I. Small Cap Equity Fund-Series I Shares	243,969.489	4,330,998	3,674,181
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	967,907.722	10,456,464	9,311,272
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	242,351.142	2,646,506	2,307,183
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,775,620.719	19,433,674	18,217,869
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	474,373.832	5,066,729	4,359,496
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	161,986.935	2,315,967	1,911,446
VP Large Company Value Fund-Class II	346,330.876	5,303,784	6,375,951
VP Mid Cap Value Fund-Class II	242,555.076	4,979,680	5,134,891
VP Ultra® Fund-Class II	12,445.756	291,823	232,487
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	19,568.156	378,277	320,135
Technology Growth Portfolio-Initial Shares	28,438.244	726,351	499,660
BNY Mellon Stock Index Fund, Inc. - Service Shares	440,806.903	22,308,476	25,553,576
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	36,016.588	1,318,369	1,476,680
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21,299.046	788,151	667,086
Government Money Market Portfolio	1,679,402.302	1,679,402	1,679,402
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	103,095.173	1,654,975	1,737,154
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	1,124,287.575	8,677,677	5,936,238
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	28,949.183	374,883	379,813
DWS Small Mid Cap Value VIP-Class B	27,884.006	377,851	354,685
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	91,275.423	1,605,357	1,516,085
Franklin Mutual Shares VIP Fund -Class 2	95,208.043	1,686,749	1,443,354
Franklin Small Cap Value VIP Fund -Class 2	124,247.177	1,592,690	1,556,817
Franklin U.S. Government Securities VIP Fund -Class 2	106,211.465	1,271,648	1,082,295
Templeton Foreign VIP Fund -Class 2	318,025.299	4,127,907	3,870,368
Templeton Global Bond VIP Fund -Class 2	191,182.123	2,915,692	2,385,953
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	190,347.852	7,023,044	8,084,073
Janus Henderson VIT Enterprise Portfolio-Service Shares	104,196.629	6,956,455	6,541,464
Janus Henderson VIT Global Research Portfolio-Service Shares	2,868.888	110,404	138,883
Janus Henderson VIT Overseas Portfolio-Service Shares	257,573.325	7,224,931	9,468,395
Janus Henderson VIT Research Portfolio-Service Shares	131,823.416	4,789,439	3,977,112
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	87,493.989	924,263	739,324
Discovery Portfolio - Class I	547,451.498	5,581,300	1,740,896
U.S. Real Estate Portfolio - Class I	172,262.018	2,795,001	2,235,961
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	15,427.053	367,411	299,748
Sustainable Equity Portfolio-Class S	70,299.043	1,872,809	1,891,747
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	432,195.553	3,319,895	2,925,964
PIMCO Real Return Portfolio - Administrative Class	369,495.851	4,589,137	4,249,202
PIMCO Total Return Portfolio - Administrative Class	1,248,917.862	13,584,290	11,215,282
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	24,251.252	346,372	365,951
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	113,618.344	2,106,781	1,759,948

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	926.386	$6.135004	$5,684
AB International Value Portfolio - Class B - 1.75% series contract	9.206	6.177788	57
AB International Value Portfolio - Class B - 1.65% series contract	9.212	6.270831	58
AB International Value Portfolio - Class B - 1.55% series contract	4,975.859	6.364933	31,671
AB International Value Portfolio - Class B - 1.50% series contract	1,799.641	6.415793	11,546
AB International Value Portfolio - Class B - 1.45% series contract	2,126.962	6.460483	13,741
AB International Value Portfolio - Class B - 1.25% series contract	76,787.115	6.655925	511,089
AB International Value Portfolio - Class B - 1.00% series contract	1,763.986	6.907831	12,185
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,535.610	22.274637	34,206
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,246.018	22.429707	27,948
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	44.757338	13,604
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,934.217	22.767589	135,108
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,706.184	45.222277	167,602
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,424.183	23.109244	79,130
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,200.668	23.293838	97,850
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	850.156	23.456007	19,941
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	41,775.599	47.621807	1,989,429
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	74,654.268	24.165359	1,804,047
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	1,899.593	25.079484	47,641
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	1,018.898	20.863336	21,258
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	2,012.504	21.497590	43,264
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	2,245.022	21.647248	48,599
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.787	33.409860	2,565
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	5,707.413	21.973244	125,410
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	1,123.440	33.756847	37,924
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	11,490.142	22.302995	256,265
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	3,749.877	22.481094	84,301
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,395.121	22.637551	76,857
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	25,701.292	35.548051	913,631
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	220,488.125	23.322147	5,142,256
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	8,942.509	24.204267	216,447
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	10,400.675	24.066604	250,308
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	5,170.325	24.210694	125,177
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	12,895.540	24.793683	319,728
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	24.942160	11,434
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	16,850.142	25.090390	422,777
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	1,345.048	25.389576	34,150
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,447.761	25.540569	36,977
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	103,495.898	25.845151	2,674,867
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	92,657.300	26.308742	2,437,697
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	542.328	27.097752	14,696
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.211	11.349898	106
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	16.619868	281
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	237.021	11.520820	2,731
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	4,044.857	16.792489	67,923
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.615	11.693704	112
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	34,053.222	17.683535	602,181
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	11,768.129	12.228058	143,901
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	9.015	12.690583	114
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	786.749	21.615504	17,006
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	21.986070	143
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	339.417	22.173019	7,526
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	18,936.957	23.131993	438,050
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	3,356.477	11.277729	37,855
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,201.610	11.339386	36,304
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	55.765	11.354779	633
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	400.940	11.370290	4,559
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	3,917.222	11.385717	44,600
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	10,714.951	11.416630	122,329
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	12,638.267	11.432124	144,482
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,874.668	11.447634	55,803
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	82,533.408	11.463177	946,095
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	259,501.658	11.509893	2,986,836
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	8,706.741	11.587971	100,893
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	122.258	22.822458	2,790
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	2,092.897	22.958096	48,049
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	14,153.360	23.648650	334,708
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	297.408	9.408113	2,798
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	84,199.317	9.448103	795,524

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	1,285.461	$11.880609	$15,273
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,022.820	12.059573	12,335
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.649	12.240572	118
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	585.416	12.338338	7,223
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	152,860.330	12.800027	1,956,616
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	1,504.437	13.284269	19,985
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract	449.205	17.892158	8,037
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.181	18.016768	165
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	35.526219	1,909
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	4,036.813	18.288114	73,826
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	75.251	35.895255	2,701
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	2,644.706	18.562585	49,093
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	5,022.722	18.710935	93,980
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	28,391.842	37.800055	1,073,213
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	153,562.969	19.410979	2,980,808
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,598.858	20.145441	72,501
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	2,107.532	9.345157	19,694
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	1,389.160	9.629347	13,377
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.799	9.696355	202
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	2,769.666	9.842434	27,260
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	9,731.910	9.990142	97,223
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,805.961	10.069988	68,536
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,496.878	10.140177	15,179
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	259,887.555	10.446818	2,714,998
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,543.917	10.842122	70,950
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	331.536	11.057105	3,665
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,678.141	11.171946	74,608
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	30,869.494	11.764707	363,171
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	97.718	37.079320	3,623
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,642.265	37.464464	61,527
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	20,592.201	39.452450	812,413
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.177	23.521450	215
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	587.198	23.875769	14,020
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,111.969	27.781828	30,893
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	255.575	24.233981	6,194
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	44,363.089	29.086704	1,290,376
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	84,155.793	25.341392	2,132,625
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	404.262	26.299887	10,632
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	7,238.199	17.349543	125,579
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	3,349.594	17.471208	58,521
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	241.135	17.876964	4,311
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	6,536.246	18.001461	117,662
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.157	18.272660	167
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	1,537.202	30.519124	46,914
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	4,055.479	18.546868	75,216
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,550.709	18.695053	28,991
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	14,094.978	32.138590	452,993
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	70,103.360	19.394558	1,359,624
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	707.366	20.128228	14,238
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,678.025	26.800618	44,973
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	439.590	26.987300	11,863
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	424.528	47.289776	20,076
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	115.846	27.393728	3,173
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	296.756	47.780998	14,179
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	666.565	27.804786	18,534
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,675.572	28.026891	46,961
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	43,359.310	50.316253	2,181,678
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	57,317.664	29.075476	1,666,538
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	957.481	30.175323	28,892
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	623.857	20.910032	13,044
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	112.381	21.545842	2,421
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	19.073	21.695745	414
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	562.343	20.227260	11,375
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,553.839	22.022597	56,242
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	26.366	20.388955	538
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,355.137	22.353139	74,998
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,560.297	22.531654	80,219
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	946.336	22.688581	21,471
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	29,208.026	21.216935	619,705
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	115,640.722	23.374643	2,703,061
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,738.517	24.258974	90,693

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	$13.555151	$26,729
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	13.967211	10,017
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	345.332	14.064463	4,857
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	13.984506	289
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	35,800.273	14.276255	511,094
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,066.457	14.096229	15,033
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	58,621.485	14.490494	849,454
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,247.246	14.707945	165,424
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	60,282.910	14.668183	884,241
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	438,172.892	15.152650	6,639,480
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	13,013.920	15.725782	204,654
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,017.603	10.696709	85,762
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,245.483	10.857767	13,523
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,748.621	11.212091	19,606
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,899.917	11.020752	109,105
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	8,992.093	11.186066	100,586
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	2,874.147	11.667122	33,533
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	148,266.775	11.524291	1,708,669
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	19,765.496	11.960183	236,399
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,362.958	15.450579	82,862
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	15.026044	236
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	62,211.409	15.683237	975,676
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,370.393	15.146050	20,756
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	100,073.943	15.918612	1,593,038
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	11,378.182	16.045746	182,571
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	40,919.006	16.157430	661,146
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,548.496	15.760706	245,055
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	867,199.177	16.645932	14,435,339
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,226.552	17.275678	21,190
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	11.879984	23,453
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,731.776	12.326335	107,630
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	31,311.344	12.511951	391,766
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.056	12.587964	89
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	7,015.320	12.699738	89,093
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,562.226	12.801162	19,998
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	19,832.095	12.890306	255,642
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	19,268.402	13.098784	252,393
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	241,028.231	13.280058	3,200,869
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,346.847	13.782348	18,563
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	258.273	17.531454	4,527
VP Capital Appreciation Fund-Class I - 1.70% series contract	340.709	17.609541	6,000
VP Capital Appreciation Fund-Class I - 1.65% series contract	7,095.493	17.687359	125,501
VP Capital Appreciation Fund-Class I - 1.55% series contract	651.643	17.844046	11,628
VP Capital Appreciation Fund-Class I - 1.50% series contract	563.326	17.922925	10,096
VP Capital Appreciation Fund-Class I - 1.40% series contract	52,156.074	18.081702	943,071
VP Capital Appreciation Fund-Class I - 1.25% series contract	43,591.176	18.322532	798,701
VP Capital Appreciation Fund-Class I - 1.00% series contract	636.527	18.729844	11,922
VP Large Company Value Fund-Class II - 2.00% series contract	1,140.324	20.108331	22,928
VP Large Company Value Fund-Class II - 1.80% series contract	2,320.884	20.719533	48,088
VP Large Company Value Fund-Class II - 1.75% series contract	9.115	20.863824	190
VP Large Company Value Fund-Class II - 1.70% series contract	1,048.407	24.289764	25,466
VP Large Company Value Fund-Class II - 1.65% series contract *	3,741.051	21.177988	79,228
VP Large Company Value Fund-Class II - 1.65% series contract	345.151	24.513790	8,461
VP Large Company Value Fund-Class II - 1.50% series contract	4,549.453	21.667499	98,575
VP Large Company Value Fund-Class II - 1.40% series contract	26,627.357	25.665214	683,397
VP Large Company Value Fund-Class II - 1.55% series contract	8,392.882	21.495807	180,412
VP Large Company Value Fund-Class II - 1.25% series contract	226,715.446	22.478030	5,096,117
VP Large Company Value Fund-Class II - 1.00% series contract	5,705.037	23.328312	133,089
VP Mid Cap Value Fund-Class II - 2.00% series contract	463.847	28.486481	13,214
VP Mid Cap Value Fund-Class II - 1.80% series contract	920.794	29.352365	27,027
VP Mid Cap Value Fund-Class II - 1.75% series contract	9.087	29.556668	269
VP Mid Cap Value Fund-Class II - 1.70% series contract	318.613	37.290783	11,881
VP Mid Cap Value Fund-Class II - 1.65% series contract *	3,243.415	30.001788	97,308
VP Mid Cap Value Fund-Class II - 1.65% series contract	340.728	37.634631	12,823
VP Mid Cap Value Fund-Class II - 1.55% series contract	5,277.482	30.451999	160,710
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,473.949	30.695147	137,329
VP Mid Cap Value Fund-Class II - 1.40% series contract	13,581.515	39.402211	535,142
VP Mid Cap Value Fund-Class II - 1.25% series contract	125,865.795	31.843317	4,007,984
VP Mid Cap Value Fund-Class II - 1.00% series contract	3,970.148	33.047751	131,204
VP Ultra® Fund-Class II - 1.70% series contract	547.766	34.933617	19,136
VP Ultra® Fund-Class II - 1.65% series contract	68.666	35.255820	2,421
VP Ultra® Fund-Class II - 1.40% series contract	5,714.483	36.911558	210,930

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.147	$22.024431	$201
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	3,332.578	22.356202	74,504
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.312	20.180261	208
MidCap Stock Portfolio-Service Shares - 1.55% series contract	24.395	22.691687	554
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	22.873042	15,484
MidCap Stock Portfolio-Service Shares - 1.40% series contract	631.573	20.999399	13,263
MidCap Stock Portfolio-Service Shares - 1.25% series contract	8,870.147	23.728731	210,477
MidCap Stock Portfolio-Service Shares - 1.00% series contract	221.079	24.626360	5,444
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	34.286293	279
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,818.129	34.602598	62,912
Technology Growth Portfolio-Initial Shares - 1.40% series contract	12,047.839	36.227969	436,469
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	12,771.035	25.864482	330,316
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	6,843.199	26.045751	178,236
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,409.598	26.650665	37,567
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	587.041	39.419131	23,141
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	16,429.968	26.836233	440,918
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	40.245604	9,429
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,401.625	27.240331	65,421
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	2,834.548	40.663526	115,263
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	14,549.262	27.649048	402,273
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,672.521	27.869900	241,702
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,752.920	28.063924	357,897
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	254,858.568	42.821008	10,913,301
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	416,392.594	28.912415	12,038,915
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	13,303.933	30.005911	399,197
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	26.160545	8,847
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.128	26.342691	240
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	34.519432	4,915
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	9.132	26.739418	244
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	122.803	27.140597	3,333
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	16,295.331	36.728584	598,504
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	29,698.434	28.380731	842,863
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	602.095	29.454179	17,734
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	632.226	35.767827	22,614
Appreciation Portfolio-Service Shares - 1.70% series contract	264.070	36.517634	9,643
Appreciation Portfolio-Service Shares - 1.65% series contract	791.403	36.897007	29,200
Appreciation Portfolio-Service Shares - 1.40% series contract	15,587.143	38.854406	605,629
Government Money Market Portfolio - 2.00% series contract	8,329.322	0.767354	6,390
Government Money Market Portfolio - 1.95% series contract	4,400.696	0.773090	3,402
Government Money Market Portfolio - 1.80% series contract	92.976	0.795906	74
Government Money Market Portfolio - 1.75% series contract	19,322.094	0.804433	15,543
Government Money Market Portfolio - 1.70% series contract	10,896.487	0.862720	9,401
Government Money Market Portfolio - 1.65% series contract *	15,649.193	0.816843	12,783
Government Money Market Portfolio - 1.65% series contract	2,698.545	0.871420	2,352
Government Money Market Portfolio - 1.55% series contract	95,174.154	0.832782	79,259
Government Money Market Portfolio - 1.50% series contract	360.556	0.842260	304
Government Money Market Portfolio - 1.45% series contract	415.348	0.848088	352
Government Money Market Portfolio - 1.40% series contract	785,531.390	0.923484	725,426
Government Money Market Portfolio - 1.25% series contract	907,934.545	0.879333	798,377
Government Money Market Portfolio - 1.00% series contract	28,182.846	0.913269	25,739
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	50.621	20.693170	1,048
Calamos® Growth and Income Portfolio - 1.65% series contract *	331.105	21.004778	6,955
Calamos® Growth and Income Portfolio - 1.65% series contract	601.126	20.407332	12,267
Calamos® Growth and Income Portfolio - 1.55% series contract	2,737.203	21.319925	58,357
Calamos® Growth and Income Portfolio - 1.50% series contract	1,251.397	21.490170	26,893
Calamos® Growth and Income Portfolio - 1.40% series contract	9,574.858	21.235450	203,326
Calamos® Growth and Income Portfolio - 1.25% series contract	61,812.269	22.294088	1,378,048
Calamos® Growth and Income Portfolio - 1.00% series contract	2,172.245	23.137323	50,260
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,732.024	17.832030	30,884
Davis Value Portfolio - 1.75% series contract	47.705	17.956179	857
Davis Value Portfolio - 1.65% series contract *	244.751	18.226677	4,461
Davis Value Portfolio - 1.65% series contract	989.282	17.371080	17,185
Davis Value Portfolio - 1.55% series contract	10,968.720	18.500199	202,924
Davis Value Portfolio - 1.50% series contract	5,743.261	18.647941	107,100
Davis Value Portfolio - 1.45% series contract	5,224.374	18.777762	98,102
Davis Value Portfolio - 1.40% series contract	16,016.084	18.076030	289,507
Davis Value Portfolio - 1.25% series contract	259,057.129	19.345671	5,011,634
Davis Value Portfolio - 1.00% series contract	8,645.697	20.077463	173,584

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	4,653.900	$10.829031	$50,397
DWS International Growth VIP-Class A - 1.95% series contract	2,776.461	10.904970	30,277
DWS International Growth VIP-Class A - 1.75% series contract	5,493.043	11.235991	61,720
DWS International Growth VIP-Class A - 1.65% series contract	9.210	11.405271	105
DWS International Growth VIP-Class A - 1.55% series contract	9.611	11.576465	111
DWS International Growth VIP-Class A - 1.50% series contract	415.210	11.668994	4,845
DWS International Growth VIP-Class A - 1.25% series contract	18,957.721	12.105606	229,495
DWS International Growth VIP-Class A - 1.00% series contract	227.861	12.563596	2,863
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.241	18.090944	168
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.246	18.326040	169
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,923.336	18.563295	54,267
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	520.528	18.683091	9,725
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	14,775.648	19.293790	285,078
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	264.928	19.922564	5,278
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	191.058	21.874482	4,179
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	829.860	22.026725	18,279
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,778.592	22.335689	39,726
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	1,651.160	22.647833	37,395
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,407.976	22.805503	32,110
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	57,733.496	23.610636	1,363,125
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	870.274	24.441700	21,271
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	804.048	15.703145	12,626
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	349.723	15.939637	5,574
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	4,443.709	16.178815	71,894
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	388.075	16.308090	6,329
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	79,545.982	16.918229	1,345,777
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.698	17.558168	1,154
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	3,694.457	33.462072	123,624
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	1,841.718	33.696777	62,060
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	4,128.049	34.648542	143,031
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.568	35.134443	8,417
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,752.146	35.625336	62,421
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,302.508	35.873404	118,472
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	27,750.341	37.139682	1,030,639
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	212.062	38.446837	8,153
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	8,681.215	9.200631	79,873
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	4,650.123	9.265160	43,084
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	573.488	9.480291	5,437
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	14,179.061	9.546289	135,357
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.269	9.690068	90
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	2,780.231	9.835445	27,345
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	553.121	9.913962	5,484
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	67.765	9.983022	676
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	72,618.114	10.284841	746,866
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	3,567.901	10.673826	38,083
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	26,127.124	8.408643	219,693
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	13,141.120	8.467603	111,274
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	3,508.475	8.664339	30,399
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	25,604.528	8.724660	223,391
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	8.923158	60
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	6,690.541	8.856095	59,252
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	282.899	8.994455	2,545
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	9,591.983	8.988992	86,222
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	11,016.857	9.060840	99,822
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	37,898.308	9.359527	354,710
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	278,947.864	9.399871	2,622,074
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	6,245.312	9.755483	60,926
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	11,479.062	10.388929	119,255
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	6,598.145	10.461795	69,028
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	598.594	10.682968	6,395
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	15,134.464	10.757356	162,807
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	2,538.664	10.908246	27,692
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	3,356.387	11.060685	37,124
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	531.314	11.137737	5,918
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	167,886.927	11.530938	1,935,894
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	1,829.623	11.936867	21,840

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	560.115	$21.900829	$12,267
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	601.879	31.816336	19,150
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	6,233.187	22.053274	137,462
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,509.315	32.483295	146,477
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	6,708.272	22.385398	150,167
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	3,441.755	32.820753	112,961
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	6,568.274	22.721252	149,239
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,602.636	22.902722	82,510
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	63.948	23.062168	1,475
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	59,768.416	34.561963	2,065,714
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	215,958.578	23.759295	5,131,024
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	3,067.053	24.657933	75,627
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	739.308	30.026410	22,198
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	112.685	30.939190	3,486
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.112	31.154592	284
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,552.066	31.623848	112,330
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	44.436	69.942983	3,108
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,595.523	32.098343	147,509
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,383.927	32.354817	141,841
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	17,013.978	73.654072	1,253,149
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	129,196.212	33.565154	4,336,491
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	14,958.230	34.834865	521,068
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.028	24.584756	1,427
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	5,254.737	26.158542	137,456
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	41,108.853	8.644327	355,357
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	19,626.792	8.704955	170,850
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,377.561	8.907259	21,178
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	68,724.146	8.969307	616,408
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	22.393484	30
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	114.111	9.104442	1,039
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	1,282.692	22.600022	28,989
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,829.014	9.241129	220,207
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	22,906.647	9.314969	213,375
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,610.313	9.379874	71,384
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	80,577.526	23.661877	1,906,616
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	594,984.984	9.663611	5,749,703
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	11,292.761	10.029309	113,259
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,502.921	23.742768	35,683
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	896.887	23.909221	21,444
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	1,811.866	24.634818	44,635
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	4,549.194	25.005749	113,756
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	622.400	37.194238	23,150
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	80.445	25.381028	2,042
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	267.240	25.583756	6,837
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,700.136	39.167868	732,444
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	112,363.027	26.540807	2,982,205
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	541.514	27.544688	14,916
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.266	11.872810	110
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.270	12.051608	112
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	6,297.613	13.673176	86,108
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,232.982	12.232410	15,082
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	876.726	12.330111	10,810
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	16,354.301	14.398692	235,481
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	27,613.718	12.791329	353,216
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	2,893.015	13.275086	38,405
Discovery Portfolio - Class I - 1.80% series contract	294.327	19.444238	5,723
Discovery Portfolio - Class I - 1.75% series contract	20.075	19.579660	393
Discovery Portfolio - Class I - 1.70% series contract	0.812	20.933935	17
Discovery Portfolio - Class I - 1.65% series contract *	630.337	19.874678	12,528
Discovery Portfolio - Class I - 1.65% series contract	1,773.420	21.101226	37,421
Discovery Portfolio - Class I - 1.55% series contract	2,022.842	20.172951	40,807
Discovery Portfolio - Class I - 1.50% series contract	2,747.054	20.334191	55,859
Discovery Portfolio - Class I - 1.45% series contract	264.996	20.475808	5,426
Discovery Portfolio - Class I - 1.40% series contract	3,594.935	21.957811	78,937
Discovery Portfolio - Class I - 1.25% series contract	68,745.375	21.095104	1,450,191
Discovery Portfolio - Class I - 1.00% series contract	2,447.955	21.893355	53,594
U.S. Real Estate Portfolio - Class I - 1.70% series contract	799.964	29.836344	23,868
U.S. Real Estate Portfolio - Class I - 1.65% series contract	961.717	30.146377	28,992
U.S. Real Estate Portfolio - Class I - 1.40% series contract	68,767.654	31.746040	2,183,101

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,403.313	$15.456179	$21,690
Mid Cap Growth Portfolio-Class S - 1.40% series contract	17,601.415	15.797472	278,058
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,567.464	12.242791	19,190
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	12.265804	1,905
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,827.081	12.288687	71,607
Sustainable Equity Portfolio-Class S - 1.55% series contract	2,350.943	12.334600	28,998
Sustainable Equity Portfolio-Class S - 1.40% series contract	79,377.663	12.403775	984,583
Sustainable Equity Portfolio-Class S - 1.25% series contract	62,952.477	12.473343	785,228
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.776	12.589835	236
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	1,377.941	15.051856	20,741
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	625.357	15.509383	9,699
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	2,083.810	15.617363	32,544
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	188.565	25.243466	4,760
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	2,843.495	15.852480	45,076
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	851.138	25.505701	21,709
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	7,633.487	16.090407	122,826
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,700.773	16.218827	60,022
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	18,356.620	26.858877	493,038
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	116,478.329	16.825537	1,959,810
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,918.757	17.461919	155,739
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	11,260.698	11.401227	128,387
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	5,215.705	11.481173	59,882
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,709.341	11.747754	20,081
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	14,075.194	11.829527	166,503
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	246.144	16.161889	3,978
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,788.599	12.007713	21,477
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	8,096.210	16.329770	132,209
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	16,095.444	12.187845	196,169
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,691.956	12.285186	33,071
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,139.741	12.370734	14,099
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	46,072.067	17.196170	792,263
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	202,520.670	12.744740	2,581,073
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	7,561.207	13.226732	100,010
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	30,150.337	11.547049	348,146
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	17,840.163	11.628054	207,446
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	3,216.824	11.898036	38,274
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	38,927.737	11.980884	466,389
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	441.300	15.233677	6,723
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	12,158.884	12.161287	147,868
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,058.325	15.391945	62,466
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	27,374.260	12.343761	337,901
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	11,893.093	12.442364	147,978
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,734.707	12.528998	46,792
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	80,802.237	16.208572	1,309,689
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	605,331.408	12.907711	7,813,443
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	21,063.589	13.395946	282,167
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	175.840	16.971507	2,984
Guggenheim Long Short Equity Fund - 1.65% series contract	221.223	17.147795	3,793
Guggenheim Long Short Equity Fund - 1.40% series contract	19,890.430	18.057610	359,174
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	6,052.293	10.733087	64,959
Wilshire Global Allocation Fund - 1.70% series contract	11.021	10.755495	119
Wilshire Global Allocation Fund - 1.65% series contract	487.796	10.777757	5,257
Wilshire Global Allocation Fund - 1.55% series contract	7,621.423	10.822437	82,482
Wilshire Global Allocation Fund - 1.50% series contract	6.063	10.844855	66
Wilshire Global Allocation Fund - 1.40% series contract	64,796.977	10.889807	705,627
Wilshire Global Allocation Fund - 1.25% series contract	74,719.923	10.957612	818,752
Wilshire Global Allocation Fund - 1.00% series contract	7,468.534	11.071213	82,686

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2022

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$24,620	$7,537	$17,083	$3,134	$0	$(122,063)	$(118,929)	$(101,846)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	33,074	60,545	(27,471)	(22,690)	806,803	(961,960)	(177,847)	(205,318)
Invesco V.I. Capital Appreciation Fund-Series II Shares	0	106,694	(106,694)	(17,105)	2,892,749	(6,161,945)	(3,286,301)	(3,392,995)
Invesco V.I. Comstock Fund-Series I Shares	102,997	96,936	6,061	258,801	196,318	(535,785)	(80,666)	(74,605)
Invesco V.I. Conservative Balanced Fund-Series II Shares	10,114	12,289	(2,175)	27,484	66,820	(275,350)	(181,046)	(183,221)
Invesco V.I. Core Equity Fund-Series I Shares	4,744	7,228	(2,484)	(7,657)	80,630	(201,407)	(128,434)	(130,918)
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	0	67,596	(67,596)	69,608	1,526,403	(3,790,502)	(2,194,491)	(2,262,087)
Invesco V.I. Diversified Dividend Fund-Series I Shares	7,325	5,657	1,668	7,532	48,054	(69,026)	(13,440)	(11,772)
Invesco V.I. Equity and Income Fund-Series II Shares	11,882	11,475	407	(1,414)	109,642	(187,400)	(79,172)	(78,765)
Invesco V.I. EQV International Equity Fund-Series II Shares	31,428	26,522	4,906	(27,492)	245,840	(717,627)	(499,279)	(494,373)
Invesco V.I. Global Fund-Series II Shares	0	64,608	(64,608)	21,498	856,957	(3,036,439)	(2,157,984)	(2,222,592)
Invesco V.I. Global Real Estate Fund-Series II Shares	88,142	44,239	43,903	(45,742)	0	(1,093,871)	(1,139,613)	(1,095,710)
Invesco V.I. Government Securities Fund-Series II Shares	8,077	5,629	2,448	(3,725)	0	(47,908)	(51,633)	(49,185)
Invesco V.I. Health Care Fund-Series I Shares	0	12,375	(12,375)	(1,951)	120,882	(255,675)	(136,744)	(149,119)
Invesco V.I. Main Street Fund®-Series II Shares	42,971	52,302	(9,331)	(15,920)	1,493,369	(2,498,621)	(1,021,172)	(1,030,503)
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	1,757	38,040	(36,283)	(112,555)	536,557	(918,404)	(494,402)	(530,685)
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	10,744	58,273	(47,529)	120,238	503,418	(1,475,394)	(851,738)	(899,267)
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	51,192	(51,192)	17,880	715,150	(1,733,270)	(1,000,240)	(1,051,432)
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	164,791	133,345	31,446	(75,569)	448,737	(2,014,496)	(1,641,328)	(1,609,882)
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	35,994	31,496	4,498	(16,322)	83,352	(421,424)	(354,394)	(349,896)
Morningstar Growth ETF Asset Allocation Portfolio-Class II	304,823	266,453	38,370	318,936	765,616	(4,496,469)	(3,411,917)	(3,373,547)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	79,160	63,439	15,721	(71,663)	198,597	(870,620)	(743,686)	(727,965)
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	28,685	(28,685)	3,812	300,097	(1,117,901)	(813,992)	(842,677)
VP Large Company Value Fund-Class II	127,515	85,850	41,665	176,220	353,667	(720,810)	(190,923)	(149,258)
VP Mid Cap Value Fund-Class II	111,246	68,444	42,802	80,757	712,466	(988,326)	(195,103)	(152,301)
VP Ultra® Fund-Class II	0	3,823	(3,823)	16,589	29,395	(160,418)	(114,434)	(118,257)
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	1,512	4,599	(3,087)	(6,537)	83,387	(135,215)	(58,365)	(61,452)
Technology Growth Portfolio-Initial Shares	0	9,456	(9,456)	13,892	66,420	(535,694)	(455,382)	(464,838)
BNY Mellon Stock Index Fund, Inc. - Service Shares	309,360	387,835	(78,475)	1,501,959	2,489,921	(10,533,597)	(6,541,717)	(6,620,192)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	5,859	23,968	(18,109)	106,374	142,084	(756,903)	(508,445)	(526,554)
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	3,119	10,825	(7,706)	(16,216)	230,501	(394,117)	(179,832)	(187,538)
Government Money Market Portfolio	20,218	19,832	386	0	0	0	0	386
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	13,157	25,123	(11,966)	64,421	165,535	(681,532)	(451,576)	(463,542)
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	82,789	83,549	(760)	(190,377)	1,457,081	(2,904,746)	(1,638,042)	(1,638,802)
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	5,053	6,872	(1,819)	9,280	6,510	(197,720)	(181,930)	(183,749)
DWS Small Mid Cap Value VIP-Class B	1,680	4,805	(3,125)	(1,286)	5,312	(72,984)	(68,958)	(72,083)

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2022

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$21,782	$20,317	$1,465	$(5,148)	$130,270	$(228,853)	$(103,731)	$(102,266)
Franklin Mutual Shares VIP Fund -Class 2	28,026	20,080	7,946	(28,715)	169,271	(301,851)	(161,295)	(153,349)
Franklin Small Cap Value VIP Fund -Class 2	17,235	25,025	(7,790)	(116,929)	325,248	(439,224)	(230,905)	(238,695)
Franklin U.S. Government Securities VIP Fund -Class 2	30,086	17,445	12,641	(46,984)	0	(117,939)	(164,923)	(152,282)
Templeton Foreign VIP Fund -Class 2	114,930	53,782	61,148	(97,749)	0	(328,230)	(425,979)	(364,831)
Templeton Global Bond VIP Fund -Class 2	0	35,501	(35,501)	(200,468)	0	57,291	(143,177)	(178,678)
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	85,954	121,658	(35,704)	324,819	277,806	(2,482,973)	(1,880,348)	(1,916,052)
Janus Henderson VIT Enterprise Portfolio-Service Shares	5,665	90,617	(84,952)	239,536	1,240,283	(2,854,963)	(1,375,144)	(1,460,096)
Janus Henderson VIT Global Research Portfolio-Service Shares	1,360	2,163	(803)	7,536	17,753	(63,134)	(37,845)	(38,648)
Janus Henderson VIT Overseas Portfolio-Service Shares	168,114	141,809	26,305	(58,304)	0	(1,268,716)	(1,327,020)	(1,300,715)
Janus Henderson VIT Research Portfolio-Service Shares	24,233	57,381	(33,148)	97,971	767,082	(2,543,161)	(1,678,108)	(1,711,256)
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	32,304	10,604	21,700	(33,783)	14,424	(139,721)	(159,080)	(137,380)
Discovery Portfolio - Class I	0	34,921	(34,921)	(414,526)	1,175,168	(3,928,373)	(3,167,731)	(3,202,652)
U.S. Real Estate Portfolio - Class I	32,206	36,858	(4,652)	69,946	563,539	(1,511,917)	(878,432)	(883,084)
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	0	4,779	(4,779)	2,563	68,271	(194,487)	(123,653)	(128,432)
Sustainable Equity Portfolio-Class S	2,463	30,083	(27,620)	102,122	188,106	(801,874)	(511,646)	(539,266)
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	159,241	41,449	117,792	(34,547)	0	(498,330)	(532,877)	(415,085)
PIMCO Real Return Portfolio - Administrative Class	337,604	65,494	272,110	(36,031)	0	(929,363)	(965,394)	(693,284)
PIMCO Total Return Portfolio - Administrative Class	324,002	168,170	155,832	(298,530)	0	(2,054,316)	(2,352,846)	(2,197,014)
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	1,820	5,399	(3,579)	6,029	0	(70,834)	(64,805)	(68,384)
Wilshire Variable Insurance Trust:				`
Wilshire Global Allocation Fund	66,802	25,775	41,027	20,976	237,341	(728,888)	(470,571)	(429,544)

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2022

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$17,083	$3,134	$0	$(122,063)	$(101,846)	$27,283	$29,100	$969	$(848)	$(102,694)	$688,725	$586,031
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(27,471)	(22,690)	806,803	(961,960)	(205,318)	130,875	435,801	7,517	(297,409)	(502,727)	4,919,233	4,416,506
Invesco V.I. Capital Appreciation Fund-Series II Shares	(106,694)	(17,105)	2,892,749	(6,161,945)	(3,392,995)	220,034	678,795	(89,423)	(548,184)	(3,941,179)	10,909,956	6,968,777
Invesco V.I. Comstock Fund-Series I Shares	6,061	258,801	196,318	(535,785)	(74,605)	136,854	853,923	(417,445)	(1,134,514)	(1,209,119)	7,536,930	6,327,811
Invesco V.I. Conservative Balanced Fund-Series II Shares	(2,175)	27,484	66,820	(275,350)	(183,221)	30,128	78,290	(457)	(48,619)	(231,840)	1,049,189	817,349
Invesco V.I. Core Equity Fund-Series I Shares	(2,484)	(7,657)	80,630	(201,407)	(130,918)	10,219	3,123	(15,987)	(8,891)	(139,809)	602,534	462,725
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	(67,596)	69,608	1,526,403	(3,790,502)	(2,262,087)	120,549	468,294	(141,572)	(489,317)	(2,751,404)	7,231,793	4,480,389
Invesco V.I. Diversified Dividend Fund-Series I Shares	1,668	7,532	48,054	(69,026)	(11,772)	5,919	31,350	7,062	(18,369)	(30,141)	415,688	385,547
Invesco V.I. Equity and Income Fund-Series II Shares	407	(1,414)	109,642	(187,400)	(78,765)	14,041	19,186	5,781	636	(78,129)	876,451	798,322
Invesco V.I. EQV International Equity Fund-Series II Shares	4,906	(27,492)	245,840	(717,627)	(494,373)	81,011	221,526	1,831	(138,684)	(633,057)	2,644,607	2,011,550
Invesco V.I. Global Fund-Series II Shares	(64,608)	21,498	856,957	(3,036,439)	(2,222,592)	200,694	508,226	(20,312)	(327,844)	(2,550,436)	6,906,669	4,356,233
Invesco V.I. Global Real Estate Fund-Series II Shares	43,903	(45,742)	0	(1,093,871)	(1,095,710)	199,880	332,632	(29,322)	(162,074)	(1,257,784)	4,285,203	3,027,419
Invesco V.I. Government Securities Fund-Series II Shares	2,448	(3,725)	0	(47,908)	(49,185)	6,871	29,220	135,703	113,354	64,169	377,275	441,444
Invesco V.I. Health Care Fund-Series I Shares	(12,375)	(1,951)	120,882	(255,675)	(149,119)	13,030	14,594	(360)	(1,924)	(151,043)	1,028,606	877,563
Invesco V.I. Main Street Fund®-Series II Shares	(9,331)	(15,920)	1,493,369	(2,498,621)	(1,030,503)	70,892	383,398	(92,017)	(404,523)	(1,435,026)	4,919,981	3,484,955
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	(36,283)	(112,555)	536,557	(918,404)	(530,685)	51,724	504,111	(259,018)	(711,405)	(1,242,090)	3,526,306	2,284,216
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	(47,529)	120,238	503,418	(1,475,394)	(899,267)	109,503	496,675	(99,709)	(486,881)	(1,386,148)	5,423,015	4,036,867
Invesco V.I. Small Cap Equity Fund-Series I Shares	(51,192)	17,880	715,150	(1,733,270)	(1,051,432)	174,413	347,618	(20,440)	(193,645)	(1,245,077)	4,919,258	3,674,181
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	31,446	(75,569)	448,737	(2,014,496)	(1,609,882)	336,510	994,756	(357,042)	(1,015,288)	(2,625,170)	11,936,442	9,311,272
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	4,498	(16,322)	83,352	(421,424)	(349,896)	49,738	234,611	300,093	115,220	(234,676)	2,541,859	2,307,183
Morningstar Growth ETF Asset Allocation Portfolio-Class II	38,370	318,936	765,616	(4,496,469)	(3,373,547)	699,238	2,285,501	(380,928)	(1,967,191)	(5,340,738)	23,558,607	18,217,869
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	15,721	(71,663)	198,597	(870,620)	(727,965)	120,253	450,969	8,047	(322,669)	(1,050,634)	5,410,130	4,359,496
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(28,685)	3,812	300,097	(1,117,901)	(842,677)	60,042	200,290	(74,571)	(214,819)	(1,057,496)	2,968,942	1,911,446
VP Large Company Value Fund-Class II	41,665	176,220	353,667	(720,810)	(149,258)	287,103	880,572	(82,391)	(675,860)	(825,118)	7,201,069	6,375,951
VP Mid Cap Value Fund-Class II	42,802	80,757	712,466	(988,326)	(152,301)	247,643	524,957	(67,518)	(344,832)	(497,133)	5,632,024	5,134,891
VP Ultra® Fund-Class II	(3,823)	16,589	29,395	(160,418)	(118,257)	2,720	5,146	(643)	(3,069)	(121,326)	353,813	232,487
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(3,087)	(6,537)	83,387	(135,215)	(61,452)	12,231	27,827	8,419	(7,177)	(68,629)	388,764	320,135
Technology Growth Portfolio-Initial Shares	(9,456)	13,892	66,420	(535,694)	(464,838)	8,094	15,523	(15,022)	(22,451)	(487,289)	986,949	499,660
BNY Mellon Stock Index Fund, Inc. - Service Shares	(78,475)	1,501,959	2,489,921	(10,533,597)	(6,620,192)	625,094	2,812,740	(6,023)	(2,193,669)	(8,813,861)	34,367,437	25,553,576
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(18,109)	106,374	142,084	(756,903)	(526,554)	39,504	320,202	(106,674)	(387,372)	(913,926)	2,390,606	1,476,680
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(7,706)	(16,216)	230,501	(394,117)	(187,538)	10,446	136,225	(4,666)	(130,445)	(317,983)	985,069	667,086
Government Money Market Portfolio	386	0	0	0	386	48,256	105,038	502,217	445,435	445,821	1,233,581	1,679,402
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(11,966)	64,421	165,535	(681,532)	(463,542)	82,993	301,558	(16,062)	(234,627)	(698,169)	2,435,323	1,737,154
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(760)	(190,377)	1,457,081	(2,904,746)	(1,638,802)	187,607	487,753	(81,973)	(382,119)	(2,020,921)	7,957,159	5,936,238
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	(1,819)	9,280	6,510	(197,720)	(183,749)	19,016	97,955	34,316	(44,623)	(228,372)	608,185	379,813
DWS Small Mid Cap Value VIP-Class B	(3,125)	(1,286)	5,312	(72,984)	(72,083)	23,706	20,034	(811)	2,861	(69,222)	423,907	354,685

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2022

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$1,465	$(5,148)	$130,270	$(228,853)	$(102,266)	$54,625	$175,179	$(26,797)	$(147,351)	$(249,617)	$1,765,702	$1,516,085
Franklin Mutual Shares VIP Fund -Class 2	7,946	(28,715)	169,271	(301,851)	(153,349)	55,910	219,031	(1,781)	(164,902)	(318,251)	1,761,605	1,443,354
Franklin Small Cap Value VIP Fund -Class 2	(7,790)	(116,929)	325,248	(439,224)	(238,695)	48,558	258,546	(167,609)	(377,597)	(616,292)	2,173,109	1,556,817
Franklin U.S. Government Securities VIP Fund -Class 2	12,641	(46,984)	0	(117,939)	(152,282)	39,524	231,753	40,495	(151,734)	(304,016)	1,386,311	1,082,295
Templeton Foreign VIP Fund -Class 2	61,148	(97,749)	0	(328,230)	(364,831)	174,205	515,020	158,784	(182,031)	(546,862)	4,417,230	3,870,368
Templeton Global Bond VIP Fund -Class 2	(35,501)	(200,468)	0	57,291	(178,678)	129,392	397,633	(211,121)	(479,362)	(658,040)	3,043,993	2,385,953
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	(35,704)	324,819	277,806	(2,482,973)	(1,916,052)	283,961	1,131,482	135,392	(712,129)	(2,628,181)	10,712,254	8,084,073
Janus Henderson VIT Enterprise Portfolio-Service Shares	(84,952)	239,536	1,240,283	(2,854,963)	(1,460,096)	323,352	780,391	(218,394)	(675,433)	(2,135,529)	8,676,993	6,541,464
Janus Henderson VIT Global Research Portfolio-Service Shares	(803)	7,536	17,753	(63,134)	(38,648)	1,258	5,283	(6,179)	(10,204)	(48,852)	187,735	138,883
Janus Henderson VIT Overseas Portfolio-Service Shares	26,305	(58,304)	0	(1,268,716)	(1,300,715)	362,429	1,194,169	(1,089,062)	(1,920,802)	(3,221,517)	12,689,912	9,468,395
Janus Henderson VIT Research Portfolio-Service Shares	(33,148)	97,971	767,082	(2,543,161)	(1,711,256)	113,666	429,128	577,391	261,929	(1,449,327)	5,426,439	3,977,112
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	21,700	(33,783)	14,424	(139,721)	(137,380)	37,489	62,618	59,880	34,751	(102,629)	841,953	739,324
Discovery Portfolio - Class I	(34,921)	(414,526)	1,175,168	(3,928,373)	(3,202,652)	120,289	386,967	(7,346)	(274,024)	(3,476,676)	5,217,572	1,740,896
U.S. Real Estate Portfolio - Class I	(4,652)	69,946	563,539	(1,511,917)	(883,084)	57,994	128,760	(15,320)	(86,086)	(969,170)	3,205,131	2,235,961
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(4,779)	2,563	68,271	(194,487)	(128,432)	4,647	9,476	(420)	(5,249)	(133,681)	433,429	299,748
Sustainable Equity Portfolio-Class S	(27,620)	102,122	188,106	(801,874)	(539,266)	42,568	498,512	(24,596)	(480,540)	(1,019,806)	2,911,553	1,891,747
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	117,792	(34,547)	0	(498,330)	(415,085)	154,055	314,385	(222,608)	(382,938)	(798,023)	3,723,987	2,925,964
PIMCO Real Return Portfolio - Administrative Class	272,110	(36,031)	0	(929,363)	(693,284)	188,454	607,127	(45,002)	(463,675)	(1,156,959)	5,406,161	4,249,202
PIMCO Total Return Portfolio - Administrative Class	155,832	(298,530)	0	(2,054,316)	(2,197,014)	544,439	1,705,701	488,627	(672,635)	(2,869,649)	14,084,931	11,215,282
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(3,579)	6,029	0	(70,834)	(68,384)	6,769	18,814	1,283	(10,762)	(79,146)	445,097	365,951
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	41,027	20,976	237,341	(728,888)	(429,544)	99,072	199,771	(100,400)	(201,099)	(630,643)	2,390,591	1,759,948

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2021

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$2,766	$11,013	$0	$48,084	$61,863	$29,245	$65,820	$(1,673)	$(38,248)	$23,615	$665,110	$688,725
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(43,503)	(9,525)	0	1,127,391	1,074,363	142,778	499,094	(19,237)	(375,553)	698,810	4,220,423	4,919,233
Invesco V.I. Capital Appreciation Fund-Series II Shares	(137,725)	370,287	575,420	1,170,979	1,978,961	227,481	1,270,929	9,002	(1,034,446)	944,515	9,965,441	10,909,956
Invesco V.I. Comstock Fund-Series I Shares	27,104	(28,479)	0	1,872,017	1,870,642	144,477	819,106	(110,598)	(785,227)	1,085,415	6,451,515	7,536,930
Invesco V.I. Conservative Balanced Fund-Series II Shares	(1,741)	70,420	53,355	(31,218)	90,816	33,106	158,218	(2,133)	(127,245)	(36,429)	1,085,618	1,049,189
Invesco V.I. Core Equity Fund-Series I Shares	(4,496)	11,245	12,659	111,352	130,760	9,281	72,146	(778)	(63,643)	67,117	535,417	602,534
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	(97,407)	499,343	847,541	(77,407)	1,172,070	131,233	1,309,096	36,469	(1,141,394)	30,676	7,201,117	7,231,793
Invesco V.I. Diversified Dividend Fund-Series I Shares	2,574	10,894	1,553	51,210	66,231	6,219	53,524	11,317	(35,988)	30,243	385,445	415,688
Invesco V.I. Equity and Income Fund-Series II Shares (*)	5,769	1,860	8,555	23,118	39,302	10,848	109,084	935,385	837,149	876,451	0	876,451
Invesco V.I. Global Fund-Series II Shares	(90,177)	235,215	352,358	379,186	876,582	233,719	798,331	(7,665)	(572,277)	304,305	6,602,364	6,906,669
Invesco V.I. Global Real Estate Fund-Series II Shares	52,354	24,793	0	790,237	867,384	210,651	498,979	(71,709)	(360,037)	507,347	3,777,856	4,285,203
Invesco V.I. Government Securities Fund-Series II Shares	2,327	1,841	0	(20,140)	(15,972)	9,398	41,817	(56,606)	(89,025)	(104,997)	482,272	377,275
Invesco V.I. Health Care Fund-Series I Shares	(12,384)	6,775	108,333	831	103,555	15,745	77,093	4,594	(56,754)	46,801	981,805	1,028,606
Invesco V.I. International Growth Fund-Series II Shares	(5,008)	49,262	183,961	(122,370)	105,845	90,807	205,969	157,169	42,007	147,852	2,496,755	2,644,607
Invesco V.I. Main Street Fund®-Series II Shares	(39,720)	111,122	265,352	740,102	1,076,856	89,585	480,814	(156,141)	(547,370)	529,486	4,390,495	4,919,981
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	(37,340)	(98,834)	0	756,362	620,188	63,064	265,257	73,219	(128,974)	491,214	3,035,092	3,526,306
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	(63,572)	183,727	338,140	554,572	1,012,867	127,418	731,435	(160,099)	(764,116)	248,751	5,174,264	5,423,015
Invesco V.I. Managed Volatility Fund-Series II Shares (*)	11,555	57,399	0	(6,929)	62,025	6,488	7,834	(918,477)	(919,823)	(857,798)	857,798	0
Invesco V.I. Small Cap Equity Fund-Series I Shares	(57,637)	52,753	259,753	587,381	842,250	186,872	713,398	16,958	(509,568)	332,682	4,586,576	4,919,258
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	(840)	155,359	458,755	454,144	1,067,418	409,304	1,436,793	26,226	(1,001,263)	66,155	11,870,287	11,936,442
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,021	15,925	68,350	(61,096)	25,200	157,982	405,625	(12,157)	(259,800)	(234,600)	2,776,459	2,541,859
Morningstar Growth ETF Asset Allocation Portfolio-Class II	(27,401)	538,125	814,299	1,571,927	2,896,950	765,697	1,873,848	(313,756)	(1,421,907)	1,475,043	22,083,564	23,558,607
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	2,616	30,746	164,896	72,289	270,547	132,933	472,691	(50,303)	(390,061)	(119,514)	5,529,644	5,410,130
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(41,540)	80,485	365,841	(128,117)	276,669	77,115	344,166	(53,506)	(320,557)	(43,888)	3,012,830	2,968,942
VP Large Company Value Fund-Class II	(4,211)	278,434	0	995,564	1,269,787	315,907	844,411	(93,060)	(621,564)	648,223	6,552,846	7,201,069
VP Mid Cap Value Fund-Class II	(16,477)	174,098	0	899,517	1,057,138	269,997	726,705	(59,495)	(516,203)	540,935	5,091,089	5,632,024
VP Ultra® Fund-Class II	(5,036)	52,578	26,995	(11,630)	62,907	3,018	150,548	74,880	(72,650)	(9,743)	363,556	353,813
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(3,617)	5,716	2,247	70,041	74,387	15,639	41,718	43,296	17,217	91,604	297,160	388,764
Technology Growth Portfolio-Initial Shares	(14,442)	78,114	125,732	(87,101)	102,303	8,490	138,170	(1,402)	(131,082)	(28,779)	1,015,728	986,949
BNY Mellon Stock Index Fund, Inc. - Service Shares	(174,326)	2,673,375	1,458,999	3,674,947	7,632,995	692,834	3,983,741	(803,358)	(4,094,265)	3,538,730	30,828,707	34,367,437
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(15,625)	55,683	49,685	402,413	492,156	54,281	217,214	31,571	(131,362)	360,794	2,029,812	2,390,606
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(11,088)	781	85,265	125,382	200,340	19,029	30,459	(15,302)	(26,732)	173,608	811,461	985,069
Government Money Market Portfolio	(21,448)	0	0	0	(21,448)	40,026	414,254	184,097	(190,131)	(211,579)	1,445,160	1,233,581
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(21,732)	113,066	185,349	150,489	427,172	84,662	380,291	(6,249)	(301,878)	125,294	2,310,029	2,435,323
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(59,158)	(78,198)	1,302,347	70,154	1,235,145	204,340	970,688	(93,653)	(860,001)	375,144	7,582,015	7,957,159
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	(7,005)	18,431	6,818	18,995	37,239	17,379	39,360	3,064	(18,917)	18,322	589,863	608,185
DWS Small Mid Cap Value VIP-Class B	(1,715)	(4,088)	0	102,392	96,589	23,458	31,532	(5,641)	(13,715)	82,874	341,033	423,907

The accompanying notes are an integral part of these financial statements.

(*)	Effective April 30, 2021, Invesco V.I. Managed Volatility Fund merged into Invesco V.I. Equity and Income Fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2021

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$24,335	$(3,269)	$0	$265,498	$286,564	$88,414	$246,682	$(51,912)	$(210,180)	$76,384	$1,689,318	$1,765,702
Franklin Mutual Shares VIP Fund -Class 2	29,468	(68,769)	0	325,800	286,499	73,528	319,996	(4,262)	(250,730)	35,769	1,725,836	1,761,605
Franklin Small Cap Value VIP Fund -Class 2	(9,324)	(16,716)	60,140	419,357	453,457	54,617	252,689	(43,654)	(241,726)	211,731	1,961,378	2,173,109
Franklin U.S. Government Securities VIP Fund -Class 2	16,137	(16,305)	0	(49,116)	(49,284)	52,456	189,010	(81,152)	(217,706)	(266,990)	1,653,301	1,386,311
Templeton Foreign VIP Fund -Class 2	20,162	(41,934)	0	139,734	117,962	187,943	431,095	163,932	(79,220)	38,742	4,378,488	4,417,230
Templeton Global Bond VIP Fund -Class 2	(43,650)	(114,129)	0	(49,618)	(207,397)	158,919	351,101	156,503	(35,679)	(243,076)	3,287,069	3,043,993
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	(74,509)	748,860	79,529	791,563	1,545,443	356,259	2,158,411	243,954	(1,558,198)	(12,755)	10,725,009	10,712,254
Janus Henderson VIT Enterprise Portfolio-Service Shares	(93,240)	537,524	803,717	(11,287)	1,236,714	342,496	1,491,341	2,418	(1,146,427)	90,287	8,586,706	8,676,993
Janus Henderson VIT Global Research Portfolio-Service Shares	(1,980)	15,702	8,789	5,118	27,629	1,619	19,747	(1)	(18,129)	9,500	178,235	187,735
Janus Henderson VIT Overseas Portfolio-Service Shares	(47,510)	178,881	0	1,277,392	1,408,763	388,494	1,399,556	(80,810)	(1,091,872)	316,891	12,373,021	12,689,912
Janus Henderson VIT Research Portfolio-Service Shares	(72,873)	558,240	292,931	175,565	953,863	117,733	573,422	(696,521)	(1,152,210)	(198,347)	5,624,786	5,426,439
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	22,642	6,263	57,446	(101,312)	(14,961)	46,691	53,840	(56,251)	(63,400)	(78,361)	920,314	841,953
Discovery Portfolio - Class I	(80,744)	709,223	2,241,339	(3,499,444)	(629,626)	143,389	948,403	(13,726)	(818,740)	(1,448,366)	6,665,938	5,217,572
U.S. Real Estate Portfolio - Class I	18,635	157,425	0	732,164	908,224	64,574	245,941	(26,045)	(207,412)	700,812	2,504,319	3,205,131
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(6,046)	3,439	50,785	(5,182)	42,996	5,030	5,747	13,547	12,830	55,826	377,603	433,429
Sustainable Equity Portfolio-Class S	(34,795)	140,554	54,577	405,793	566,129	53,826	500,643	10,957	(435,860)	130,269	2,781,284	2,911,553
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	118,709	(536)	0	(32,725)	85,448	173,825	502,594	158,539	(170,230)	(84,782)	3,808,769	3,723,987
PIMCO Real Return Portfolio - Administrative Class	195,869	52,615	0	(27,059)	221,425	215,201	800,754	(5,031)	(590,584)	(369,159)	5,775,320	5,406,161
PIMCO Total Return Portfolio - Administrative Class	69,647	(25,621)	630,933	(1,067,988)	(393,029)	607,975	1,885,842	266,937	(1,010,930)	(1,403,959)	15,488,890	14,084,931
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(3,164)	9,284	0	77,112	83,232	9,226	33,135	8,309	(15,600)	67,632	377,465	445,097
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(4,742)	42,381	129,570	62,452	229,661	108,417	184,453	(24,620)	(100,656)	129,005	2,261,586	2,390,591

The accompanying notes are an integral part of these financial statements.

(*)	Effective April 30, 2021, Invesco V.I. Managed Volatility Fund merged into Invesco V.I. Equity and Income Fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2022 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AB Variable Products Series Fund, Inc.:

•	AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series II Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series II Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Equity and Income Fund-Series II Shares

•	Invesco V.I. EQV International Equity Fund-Series II Shares

•	Invesco V.I. Global Fund-Series II Shares

•	Invesco V.I. Global Real Estate Fund-Series II Shares

•	Invesco V.I. Government Securities Fund-Series II Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series II Shares

•	Invesco V.I. Main Street Mid Cap Fund®-Series II Shares

•	Invesco V.I. Main Street Small Cap Fund®-Series II Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class II

•	VP Mid Cap Value Fund-Class II

•	VP Ultra® Fund-Class II

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Service Shares

•	Government Money Market Portfolio

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Variable Series II:

•	DWS International Growth VIP-Class A

•	DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust:

•	Franklin Mutual Global Discovery VIP Fund-Class 2

•	Franklin Mutual Shares VIP Fund-Class 2

•	Franklin Small Cap Value VIP Fund-Class 2

•	Franklin U.S. Government Securities VIP Fund-Class 2

•	Templeton Foreign VIP Fund-Class 2

•	Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Service Shares

•	Janus Henderson VIT Enterprise Portfolio-Service Shares

•	Janus Henderson VIT Global Research Portfolio-Service Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

•	Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust:

•	Mid Cap Growth Portfolio-Class S

•	Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

•	PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust:

•	Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Effective April 29, 2022, Invesco V.I. International Growth Fund renamed Invesco V.I. EQV International Equity Fund.

Effective April 30, 2021, Invesco V.I. Mid Cap Core Equity Fund was renamed Invesco V.I. Main Street Mid Cap Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Capital Appreciation Fund was renamed Invesco V.I. Capital Appreciation Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Conservative Balanced Fund was renamed Invesco V.I. Conservative Balanced Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund was renamed Invesco V.I. Discovery Mid Cap Growth Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Global Fund was renamed Invesco V.I. Global Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Fund was renamed Invesco V.I. Main Street Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Small Cap Fund was renamed Invesco V.I. Main Street Small Cap Fund.

Effective April 30, 2021, Invesco V.I. Managed Volatility Fund merged into Invesco V.I. Equity and Income Fund.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Fair Value Measurements – Continued

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES – Continued

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2022:

2.00% Series Contracts	$53,074
1.95% Series Contracts	29,238
1.80% Series Contracts	11,610
1.75% Series Contracts	76,007
1.70% Series Contracts	6,971
1.65% Series Contracts	100,236
1.55% Series Contracts	117,424
1.50% Series Contracts	40,169
1.45% Series Contracts	31,939
1.40% Series Contracts	718,937
1.25% Series Contracts	1,768,621
1.00% Series Contracts	42,620

$2,996,846

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $100,812 for the year ended December 31, 2022.

(4)	OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2022, are as follows:

	2022
	Cost of	Proceeds
	Purchases	from Sales
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$44,528	$28,293
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	919,851	437,928
Invesco V.I. Capital Appreciation Fund-Series II Shares	2,999,655	761,784
Invesco V.I. Comstock Fund-Series I Shares	737,695	1,669,830
Invesco V.I. Conservative Balanced Fund-Series II Shares	104,056	88,030
Invesco V.I. Core Equity Fund-Series I Shares	92,310	23,055
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	1,613,441	643,951
Invesco V.I. Diversified Dividend Fund-Series I Shares	66,690	35,337
Invesco V.I. Equity and Income Fund-Series II Shares	139,152	28,467
Invesco V.I. EQV International Equity Fund-Series II Shares	674,403	562,341
Invesco V.I. Global Fund-Series II Shares	1,023,571	559,066
Invesco V.I. Global Real Estate Fund-Series II Shares	207,722	325,893
Invesco V.I. Government Securities Fund-Series II Shares	152,083	36,281
Invesco V.I. Health Care Fund-Series I Shares	125,506	18,923
Invesco V.I. Main Street Fund®-Series II Shares	1,845,245	765,730
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	565,536	776,667
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	691,734	722,726
Invesco V.I. Small Cap Equity Fund-Series I Shares	848,934	378,621
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	818,625	1,353,730
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	457,402	254,332
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,391,733	2,554,938
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	556,883	665,234
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	336,142	279,549
VP Large Company Value Fund-Class II	728,589	1,009,117
VP Mid Cap Value Fund-Class II	975,472	565,036
VP Ultra® Fund-Class II	81,314	58,811
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	102,993	29,870
Technology Growth Portfolio-Initial Shares	94,366	59,853
BNY Mellon Stock Index Fund, Inc. - Service Shares	3,552,188	3,334,411
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	174,418	437,815
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	244,935	152,585
Government Money Market Portfolio	1,084,305	638,484
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	237,754	318,812
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	1,629,011	554,809
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	59,301	99,233
DWS Small Mid Cap Value VIP-Class B	26,106	21,058
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	188,302	203,918
Franklin Mutual Shares VIP Fund -Class 2	248,685	236,370
Franklin Small Cap Value VIP Fund -Class 2	395,503	455,642
Franklin U.S. Government Securities VIP Fund -Class 2	105,443	244,536
Templeton Foreign VIP Fund -Class 2	584,322	705,205
Templeton Global Bond VIP Fund -Class 2	85,930	600,793

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2022, are as follows:

	2022
	Cost of	Proceeds
	Purchases	from Sales
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	$811,610	$1,281,637
Janus Henderson VIT Enterprise Portfolio-Service Shares	1,435,760	955,862
Janus Henderson VIT Global Research Portfolio-Service Shares	19,784	13,038
Janus Henderson VIT Overseas Portfolio-Service Shares	334,779	2,229,276
Janus Henderson VIT Research Portfolio-Service Shares	1,639,445	643,582
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	197,513	126,638
Discovery Portfolio - Class I	1,371,567	505,344
U.S. Real Estate Portfolio - Class I	642,649	169,848
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	70,864	12,621
Sustainable Equity Portfolio-Class S	226,361	546,415
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	346,882	612,028
PIMCO Real Return Portfolio - Administrative Class	440,948	632,513
PIMCO Total Return Portfolio - Administrative Class	1,163,464	1,680,267
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	11,582	25,923
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	379,918	302,649

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	871.488	54.898	0.000	926.386
AB International Value Portfolio - Class B - 1.75% series contract	9.239	0.000	0.033	9.206
AB International Value Portfolio - Class B - 1.65% series contract	9.244	0.000	0.032	9.212
AB International Value Portfolio - Class B - 1.55% series contract	4,679.479	349.529	53.149	4,975.859
AB International Value Portfolio - Class B - 1.50% series contract	1,793.768	107.697	101.824	1,799.641
AB International Value Portfolio - Class B - 1.45% series contract	2,078.346	58.400	9.784	2,126.962
AB International Value Portfolio - Class B - 1.25% series contract	77,148.587	3,483.841	3,845.313	76,787.115
AB International Value Portfolio - Class B - 1.00% series contract	1,806.796	11.006	53.816	1,763.986
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,589.567	18.235	72.192	1,535.610
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,140.623	105.395	0.000	1,246.018
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,934.250	0.000	0.033	5,934.217
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,798.722	74.061	166.599	3,706.184
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,327.442	167.221	70.480	3,424.183
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,257.318	63.107	119.757	4,200.668
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	839.328	11.289	0.461	850.156
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	43,102.685	804.430	2,131.516	41,775.599
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	81,673.564	2,944.776	9,964.072	74,654.268
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	4,881.532	606.389	3,588.328	1,899.593
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	1,150.787	0.830	132.719	1,018.898
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	1,977.896	34.996	0.388	2,012.504
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	2,104.447	140.703	0.128	2,245.022
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.882	0.000	0.095	76.787
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	5,632.864	74.746	0.197	5,707.413
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	1,137.537	29.472	43.569	1,123.440
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	11,184.799	362.531	57.188	11,490.142
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	3,793.637	118.318	162.078	3,749.877
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,374.948	39.355	19.182	3,395.121
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	27,230.479	749.507	2,278.694	25,701.292
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	235,902.566	4,987.489	20,401.930	220,488.125
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	11,442.525	132.600	2,632.616	8,942.509
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	14,586.564	102.994	4,288.883	10,400.675
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	10,178.159	75.980	5,083.814	5,170.325
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	21,236.689	251.931	8,593.080	12,895.540
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	17,503.542	212.375	865.776	16,850.141
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	2,579.847	0.000	1,234.799	1,345.048
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,614.887	18.241	185.367	1,447.761
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	112,625.023	2,024.481	11,153.606	103,495.898
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	110,510.167	16,380.797	34,233.664	92,657.300
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	493.858	48.801	0.331	542.328
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.244	0.000	0.033	9.211
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	0.000	0.000	16.935
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	254.672	0.000	17.651	237.021
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	3,910.098	201.144	66.385	4,044.857
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.648	0.000	0.033	9.615
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	34,765.897	1,513.369	2,226.044	34,053.222
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	14,274.511	366.960	2,873.342	11,768.129
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	9.056	0.000	0.041	9.015
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	804.276	0.000	17.527	786.749
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	348.665	18.950	28.198	339.417
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	19,310.588	381.339	754.970	18,936.957
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	3,473.713	0.000	117.236	3,356.477
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,191.310	46.227	35.927	3,201.610
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	56.054	0.000	0.289	55.765
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	401.247	0.000	0.307	400.940
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	4,959.703	0.000	1,042.481	3,917.222
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	13,163.635	703.475	3,152.159	10,714.951
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	12,637.158	211.431	210.322	12,638.267
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,836.229	65.446	27.007	4,874.668
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	90,433.380	1,667.906	9,567.878	82,533.408
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	285,499.611	6,471.169	32,469.122	259,501.658
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	9,093.992	1,613.979	2,001.230	8,706.741
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	116.595	5.729	0.066	122.258
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	2,099.725	2.267	9.095	2,092.897
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	14,884.595	579.654	1,310.889	14,153.360
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	712.975	0.000	415.567	297.408
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	83,700.808	2,461.833	1,963.324	84,199.317
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	1,143.566	151.032	9.137	1,285.461
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,529.190	380.972	887.342	1,022.820
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.681	0.000	0.032	9.649
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	557.608	28.176	0.368	585.416
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	160,417.432	31,803.670	39,360.772	152,860.330
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	2,700.360	167.882	1,363.805	1,504.437
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract **	1,463.634	146.123	1,160.552	449.205
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.214	0.000	0.033	9.181
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	3,842.296	200.516	5.999	4,036.813
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	140.340	1.515	66.604	75.251
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	2,472.873	193.565	21.732	2,644.706
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	4,159.895	863.451	0.624	5,022.722
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	32,468.059	855.195	4,931.412	28,391.842
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	160,230.951	7,454.590	14,122.572	153,562.969
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,717.998	401.250	520.390	3,598.858

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	2,235.899	0.210	128.577	2,107.532
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	2,640.399	171.846	1,423.084	1,389.160
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.900	0.000	0.101	20.799
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	4,019.717	182.735	1,432.787	2,769.666
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	10,125.834	356.284	750.209	9,731.910
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,225.529	649.706	69.274	6,805.961
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,474.665	30.598	8.385	1,496.878
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	270,699.170	11,951.200	22,762.815	259,887.555
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,839.436	690.200	985.719	6,543.917
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	327.424	4.112	0.000	331.536
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,855.274	0.000	177.133	6,678.141
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	21,440.521	12,001.336	2,572.363	30,869.494
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	96.426	1.292	0.000	97.718
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,700.380	0.000	58.115	1,642.265
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	20,574.707	312.485	294.991	20,592.201
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.210	0.000	0.033	9.177
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	643.243	173.691	229.736	587.198
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,023.505	88.464	0.000	1,111.969
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	315.616	4.256	64.297	255.575
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	49,087.320	794.485	5,518.716	44,363.089
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	93,952.297	11,056.395	20,852.899	84,155.793
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	348.021	56.400	0.159	404.262
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	8,565.240	81.775	1,408.816	7,238.199
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	5,672.097	41.665	2,364.168	3,349.594
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	241.312	0.000	0.177	241.135
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	9,812.867	74.631	3,351.252	6,536.246
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.190	0.000	0.033	9.157
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	1,546.587	0.000	9.385	1,537.202
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	3,951.483	103.996	0.000	4,055.479
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,554.274	31.363	34.928	1,550.709
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	18,691.023	229.671	4,825.716	14,094.978
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	91,867.326	2,128.294	23,892.260	70,103.360
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	698.112	10.559	1.305	707.366
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,800.615	0.000	122.590	1,678.025
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	398.742	40.848	0.000	439.590
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	429.831	0.917	6.220	424.528
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	124.133	0.000	8.287	115.846
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	229.830	73.635	6.709	296.756
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	712.202	0.000	45.637	666.565
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,654.435	21.836	0.699	1,675.572
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	47,275.329	840.834	4,756.853	43,359.310
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	66,291.125	5,848.135	14,821.596	57,317.664
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	859.453	98.459	0.431	957.481
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	714.375	0.595	91.113	623.857
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	821.720	81.739	791.078	112.381
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	23.715	0.000	4.642	19.073
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	575.026	0.000	12.683	562.343
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,440.930	136.933	24.024	2,553.839
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	142.641	2.392	118.667	26.366
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,252.445	130.187	27.495	3,355.137
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,316.504	407.000	163.207	3,560.297
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	921.928	24.615	0.207	946.336
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	30,202.730	1,177.479	2,172.183	29,208.026
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	122,180.723	5,595.447	12,135.448	115,640.722
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,851.749	270.957	384.189	3,738.517
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	0.000	0.000	1,971.902
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	536.196	0.000	190.864	345.332
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	0.000	0.000	20.656
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	36,559.701	629.598	1,389.026	35,800.273
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,095.422	0.000	28.965	1,066.457
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	73,468.873	278.507	15,125.895	58,621.485
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,379.393	59.850	191.997	11,247.246
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	59,550.843	2,922.513	2,190.446	60,282.910
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	486,454.521	14,570.344	62,851.973	438,172.892
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	12,932.449	829.673	748.202	13,013.920
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,261.840	0.000	244.237	8,017.603
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,321.511	0.000	76.028	1,245.483
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,826.192	6.965	84.536	1,748.621
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,863.323	184.169	147.575	9,899.917
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	9,649.950	36.674	694.531	8,992.093
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	2,851.412	216.659	193.924	2,874.147
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	141,254.101	24,607.855	17,595.181	148,266.775
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	17,713.118	2,055.704	3.326	19,765.496

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
ALPS Variable Investment Trust:
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,362.992	0.000	0.034	5,362.958
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	73,918.847	1,038.198	12,745.636	62,211.409
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	4,611.628	51.650	3,292.885	1,370.393
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	147,532.041	4,666.629	52,124.727	100,073.943
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	9,922.578	1,462.224	6.620	11,378.182
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	41,337.671	192.829	611.494	40,919.006
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	20,320.620	871.120	5,643.244	15,548.496
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	921,424.550	23,390.631	77,616.004	867,199.177
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,198.594	30.883	2.925	1,226.552
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	0.001	0.001	1,974.140
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9,788.186	16.045	1,072.455	8,731.776
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	33,495.224	7.510	2,191.390	31,311.344
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.183	0.000	0.127	7.056
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	6,785.384	314.617	84.681	7,015.320
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,590.013	7.458	35.245	1,562.226
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	27,949.487	15,898.322	24,015.714	19,832.095
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	20,387.137	0.000	1,118.735	19,268.402
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	253,469.577	6,760.796	19,202.142	241,028.231
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	400.853	946.817	0.823	1,346.847
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	438.426	0.000	180.153	258.273
VP Capital Appreciation Fund-Class I - 1.70% series contract	338.168	2.541	0.000	340.709
VP Capital Appreciation Fund-Class I - 1.65% series contract	7,226.149	14.538	145.193	7,095.494
VP Capital Appreciation Fund-Class I - 1.55% series contract	651.958	0.000	0.315	651.643
VP Capital Appreciation Fund-Class I - 1.50% series contract	563.645	0.000	0.319	563.326
VP Capital Appreciation Fund-Class I - 1.45% series contract	117.707	0.000	117.707	0.000
VP Capital Appreciation Fund-Class I - 1.40% series contract	58,683.528	1,173.851	7,701.305	52,156.074
VP Capital Appreciation Fund-Class I - 1.25% series contract	47,346.408	1,838.599	5,593.831	43,591.176
VP Capital Appreciation Fund-Class I - 1.00% series contract	616.508	20.064	0.045	636.527
VP Large Company Value Fund-Class II - 2.00% series contract	1,359.413	0.000	219.089	1,140.324
VP Large Company Value Fund-Class II - 1.80% series contract	3,563.024	89.920	1,332.060	2,320.884
VP Large Company Value Fund-Class II - 1.75% series contract	9.148	0.000	0.033	9.115
VP Large Company Value Fund-Class II - 1.70% series contract	1,076.441	0.001	28.035	1,048.407
VP Large Company Value Fund-Class II - 1.65% series contract *	3,703.285	102.322	64.556	3,741.051
VP Large Company Value Fund-Class II - 1.65% series contract	412.698	3.244	70.791	345.151
VP Large Company Value Fund-Class II - 1.55% series contract	8,448.967	92.799	148.884	8,392.882
VP Large Company Value Fund-Class II - 1.50% series contract	4,819.612	232.883	503.042	4,549.453
VP Large Company Value Fund-Class II - 1.45% series contract	89.183	0.000	89.183	0.000
VP Large Company Value Fund-Class II - 1.40% series contract	28,701.196	1,323.271	3,397.110	26,627.357
VP Large Company Value Fund-Class II - 1.25% series contract	253,681.850	11,811.707	38,778.111	226,715.446
VP Large Company Value Fund-Class II - 1.00% series contract	5,707.730	533.577	536.270	5,705.037
VP Mid Cap Value Fund-Class II - 2.00% series contract	572.521	0.000	108.674	463.847
VP Mid Cap Value Fund-Class II - 1.80% series contract	1,831.691	70.193	981.090	920.794
VP Mid Cap Value Fund-Class II - 1.75% series contract	9.120	0.000	0.033	9.087
VP Mid Cap Value Fund-Class II - 1.70% series contract	327.132	0.000	8.519	318.613
VP Mid Cap Value Fund-Class II - 1.65% series contract *	3,221.967	74.704	53.256	3,243.415
VP Mid Cap Value Fund-Class II - 1.65% series contract	338.406	2.322	0.000	340.728
VP Mid Cap Value Fund-Class II - 1.55% series contract	6,365.487	81.358	1,169.363	5,277.482
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,615.344	202.371	343.766	4,473.949
VP Mid Cap Value Fund-Class II - 1.40% series contract	14,479.922	411.398	1,309.805	13,581.515
VP Mid Cap Value Fund-Class II - 1.25% series contract	133,252.418	5,703.214	13,089.837	125,865.795
VP Mid Cap Value Fund-Class II - 1.00% series contract	4,271.616	304.047	605.515	3,970.148
VP Ultra® Fund-Class II - 1.70% series contract	562.413	0.000	14.647	547.766
VP Ultra® Fund-Class II - 1.65% series contract	116.865	0.000	48.199	68.666
VP Ultra® Fund-Class II - 1.40% series contract	5,737.450	1,086.665	1,109.632	5,714.483
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.180	0.000	0.033	9.147
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	3,332.611	0.000	0.033	3,332.578
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.610	0.008	0.306	10.312
MidCap Stock Portfolio-Service Shares - 1.55% series contract	19.191	5.236	0.032	24.395
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	0.000	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.45% series contract	35.449	0.000	35.449	0.000
MidCap Stock Portfolio-Service Shares - 1.40% series contract	767.540	30.744	166.711	631.573
MidCap Stock Portfolio-Service Shares - 1.25% series contract	8,934.307	796.818	860.978	8,870.147
MidCap Stock Portfolio-Service Shares - 1.00% series contract	363.570	43.767	186.258	221.079
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,857.321	0.000	39.192	1,818.129
Technology Growth Portfolio-Initial Shares - 1.40% series contract	12,614.819	634.675	1,201.655	12,047.839
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	12,000.838	2,365.590	1,595.393	12,771.035
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	7,993.118	2,076.238	3,226.157	6,843.199
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,968.644	94.572	653.618	1,409.598
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	599.869	0.000	12.828	587.041
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	17,662.803	3,309.533	4,542.368	16,429.968
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	0.000	0.000	234.280
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,338.168	66.337	2.880	2,401.625
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	2,857.107	1.553	24.112	2,834.548
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	16,581.369	1,945.800	3,977.907	14,549.262
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,514.013	563.142	404.634	8,672.521
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,653.416	127.052	27.548	12,752.920
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	275,148.437	5,114.714	25,404.583	254,858.568
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	444,632.947	15,892.625	44,132.978	416,392.594
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	22,631.175	595.820	9,923.062	13,303.933
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.161	0.000	0.033	9.128
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.165	0.000	0.033	9.132
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	134.411	0.000	11.608	122.803
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	16,331.932	233.671	270.272	16,295.331
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	41,511.429	950.181	12,763.176	29,698.434
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	661.083	45.278	104.266	602.095

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	646.234	0.000	14.008	632.226
Appreciation Portfolio-Service Shares - 1.70% series contract	253.788	10.382	0.100	264.070
Appreciation Portfolio-Service Shares - 1.65% series contract	801.050	34.288	43.935	791.403
Appreciation Portfolio-Service Shares - 1.40% series contract	18,835.956	353.972	3,602.785	15,587.143
Government Money Market Portfolio - 2.00% series contract	8,762.825	0.000	433.503	8,329.322
Government Money Market Portfolio - 1.95% series contract	3,819.958	580.738	0.000	4,400.696
Government Money Market Portfolio - 1.80% series contract **	93.506	0.000	0.530	92.976
Government Money Market Portfolio - 1.75% series contract	30,137.318	0.000	10,815.224	19,322.094
Government Money Market Portfolio - 1.70% series contract	10,201.062	695.425	0.000	10,896.487
Government Money Market Portfolio - 1.65% series contract *	5,123.470	27,734.479	17,208.756	15,649.193
Government Money Market Portfolio - 1.65% series contract	2,701.051	0.000	2.506	2,698.545
Government Money Market Portfolio - 1.55% series contract	5,419.195	173,734.827	83,979.868	95,174.154
Government Money Market Portfolio - 1.50% series contract	361.928	0.000	1.372	360.556
Government Money Market Portfolio - 1.45% series contract	393.632	22.293	0.577	415.348
Government Money Market Portfolio - 1.40% series contract	662,190.028	253,921.602	130,580.240	785,531.390
Government Money Market Portfolio - 1.25% series contract	527,264.724	777,959.223	397,289.402	907,934.545
Government Money Market Portfolio - 1.00% series contract	112,645.001	157.661	84,619.816	28,182.846
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	70.977	0.000	20.356	50.621
Calamos® Growth and Income Portfolio - 1.65% series contract *	984.835	0.000	653.730	331.105
Calamos® Growth and Income Portfolio - 1.65% series contract	555.084	80.985	34.943	601.126
Calamos® Growth and Income Portfolio - 1.55% series contract	4,856.465	0.000	2,119.262	2,737.203
Calamos® Growth and Income Portfolio - 1.50% series contract	1,006.181	245.216	0.000	1,251.397
Calamos® Growth and Income Portfolio - 1.40% series contract	11,232.075	233.523	1,890.740	9,574.858
Calamos® Growth and Income Portfolio - 1.25% series contract	67,115.193	2,809.086	8,112.010	61,812.269
Calamos® Growth and Income Portfolio - 1.00% series contract	2,253.506	0.000	81.261	2,172.245
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,675.833	56.432	0.241	1,732.024
Davis Value Portfolio - 1.75% series contract	47.965	0.000	0.260	47.705
Davis Value Portfolio - 1.70% series contract	0.000	0.000	0.000	0.000
Davis Value Portfolio - 1.65% series contract *	263.007	0.000	18.256	244.751
Davis Value Portfolio - 1.65% series contract	994.248	96.789	101.755	989.282
Davis Value Portfolio - 1.55% series contract	10,591.192	386.987	9.459	10,968.720
Davis Value Portfolio - 1.50% series contract	5,745.150	210.119	212.008	5,743.261
Davis Value Portfolio - 1.45% series contract	5,178.548	75.551	29.725	5,224.374
Davis Value Portfolio - 1.40% series contract	16,145.903	432.179	561.998	16,016.084
Davis Value Portfolio - 1.25% series contract	275,208.571	6,287.465	22,438.907	259,057.129
Davis Value Portfolio - 1.00% series contract	10,244.210	132.227	1,730.740	8,645.697
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	4,693.547	602.382	642.029	4,653.900
DWS International Growth VIP-Class A - 1.95% series contract	3,604.994	549.023	1,377.556	2,776.461
DWS International Growth VIP-Class A - 1.75% series contract	6,506.925	893.467	1,907.349	5,493.043
DWS International Growth VIP-Class A - 1.65% series contract	9.244	0.000	0.034	9.210
DWS International Growth VIP-Class A - 1.55% series contract	9.644	0.000	0.033	9.611
DWS International Growth VIP-Class A - 1.50% series contract	349.149	66.061	0.000	415.210
DWS International Growth VIP-Class A - 1.25% series contract	21,344.369	1,790.388	4,177.036	18,957.721
DWS International Growth VIP-Class A - 1.00% series contract	189.020	39.151	0.310	227.861
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.274	0.001	0.034	9.241
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.279	0.000	0.033	9.246
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,910.558	31.187	18.409	2,923.336
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	487.514	33.184	0.170	520.528
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	14,622.364	1,059.012	905.728	14,775.648
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	265.347	0.000	0.419	264.928
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	191.199	0.000	0.141	191.058
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	870.758	67.069	107.967	829.860
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,757.592	21.191	0.191	1,778.592
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	2,665.653	28.640	1,043.133	1,651.160
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,298.381	110.036	0.441	1,407.976
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	63,084.935	1,772.363	7,123.802	57,733.496
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	749.485	122.972	2.183	870.274
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	804.081	0.000	0.033	804.048
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	367.758	0.000	18.035	349.723
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	4,312.878	130.831	0.000	4,443.709
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	365.376	23.357	0.658	388.075
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	89,528.968	3,460.713	13,443.699	79,545.982
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.961	0.000	0.263	65.698
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	4,891.398	43.212	1,240.153	3,694.457
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	3,453.671	26.554	1,638.507	1,841.718
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	6,553.050	76.800	2,501.801	4,128.049
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.601	0.000	0.033	239.568
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,774.001	3.292	25.147	1,752.146
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,365.017	9.915	72.424	3,302.508
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	32,484.960	1,715.791	6,450.410	27,750.341
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	529.838	22.024	339.800	212.062
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	8,655.231	1,268.063	1,242.079	8,681.215
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	5,423.962	1,132.940	1,906.779	4,650.123
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	573.750	0.000	0.262	573.488
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	16,442.915	1,830.320	4,094.174	14,179.061
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.303	0.000	0.034	9.269
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	3,315.240	14.548	549.557	2,780.231
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	482.200	71.553	0.632	553.121
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	64.300	3.558	0.093	67.765
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	79,885.060	4,023.506	11,290.452	72,618.114
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	7,662.410	87.199	4,181.708	3,567.901

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	28,247.176	1,143.774	3,263.826	26,127.124
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	19,170.631	346.827	6,376.338	13,141.120
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	5,810.792	201.961	2,504.278	3,508.475
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	33,915.819	759.618	9,070.909	25,604.528
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	0.000	0.000	6.713
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	6,098.066	1,136.423	543.948	6,690.541
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	288.376	21.896	27.373	282.899
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	9,501.386	306.954	216.357	9,591.983
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	10,722.844	942.115	648.102	11,016.857
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	37,839.371	2,082.823	2,023.886	37,898.308
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	279,091.029	52,103.386	52,246.551	278,947.864
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	6,306.878	741.737	803.303	6,245.312
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	13,992.428	121.288	2,634.654	11,479.062
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	9,554.725	127.358	3,083.938	6,598.145
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	1,600.725	89.551	1,091.682	598.594
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	20,925.580	278.906	6,070.022	15,134.464
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	3,576.780	290.083	1,328.199	2,538.664
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	3,268.485	88.145	0.243	3,356.387
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	452.418	90.328	11.432	531.314
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	196,508.869	8,795.398	37,417.340	167,886.927
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	1,697.298	212.492	80.167	1,829.623
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	1,300.108	73.963	813.956	560.115
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	615.621	0.000	13.742	601.879
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	7,065.729	121.208	953.750	6,233.187
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,232.240	277.172	0.097	4,509.315
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	7,209.823	6.798	508.349	6,708.272
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	3,939.120	0.933	498.298	3,441.755
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	18,322.552	0.000	11,754.278	6,568.274
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,509.058	170.491	76.913	3,602.636
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	69.512	0.000	5.564	63.948
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	63,123.545	1,180.452	4,535.581	59,768.416
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	229,107.458	19,286.004	32,434.884	215,958.578
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	2,340.533	763.058	36.538	3,067.053
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	860.402	0.445	121.539	739.308
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	862.290	78.255	827.860	112.685
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.145	0.000	0.033	9.112
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,765.281	96.237	309.452	3,552.066
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	44.909	1.819	2.292	44.436
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,532.457	98.944	35.878	4,595.523
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,229.535	281.639	127.247	4,383.927
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	19,602.395	668.953	3,257.370	17,013.978
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	141,672.707	4,942.499	17,418.994	129,196.212
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	15,097.874	1,771.815	1,911.459	14,958.230
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.135	0.000	0.107	58.028
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	5,633.931	43.599	422.793	5,254.737
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	58,530.353	440.349	17,861.849	41,108.853
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	40,078.021	275.148	20,726.377	19,626.792
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,256.210	121.650	0.299	2,377.561
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	102,054.028	458.480	33,788.362	68,724.146
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	576.575	0.000	462.464	114.111
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	1,337.193	80.129	134.630	1,282.692
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,529.514	886.754	587.254	23,829.014
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	22,945.253	804.200	842.806	22,906.647
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,459.831	182.862	32.380	7,610.313
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	85,224.024	2,886.684	7,533.182	80,577.526
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	708,712.919	21,944.430	135,672.365	594,984.984
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	21,623.423	96.774	10,427.436	11,292.761
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,672.630	42.816	212.525	1,502.921
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	1,481.527	15.564	600.204	896.887
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	2,547.157	13.818	749.109	1,811.866
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	0.000	0.000	0.000	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	4,417.089	261.191	129.086	4,549.194
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	672.621	5.428	55.649	622.400
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	2,184.000	11.480	2,115.035	80.445
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	253.790	13.697	0.247	267.240
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,708.860	402.861	411.585	18,700.136
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	100,296.807	29,654.053	17,587.833	112,363.027
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	542.041	0.986	1.513	541.514
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.299	0.000	0.033	9.266
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.303	0.000	0.033	9.270
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	6,362.637	2.956	67.980	6,297.613
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,237.626	1,970.810	1,975.454	1,232.982
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	902.378	69.967	95.619	876.726
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	17,808.784	3,246.040	4,700.523	16,354.301
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	24,765.131	5,158.488	2,309.901	27,613.718
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	1,871.859	1,196.495	175.339	2,893.015
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	16.543	5.355	1.823	20.075
Discovery Portfolio - Class I - 1.70% series contract	0.812	0.000	0.000	0.812
Discovery Portfolio - Class I - 1.65% series contract *	630.370	0.000	0.033	630.337
Discovery Portfolio - Class I - 1.65% series contract	1,860.177	0.000	86.757	1,773.420
Discovery Portfolio - Class I - 1.55% series contract	2,048.119	0.000	25.277	2,022.842
Discovery Portfolio - Class I - 1.50% series contract	2,594.380	152.674	0.000	2,747.054
Discovery Portfolio - Class I - 1.45% series contract	267.845	1.891	4.740	264.996
Discovery Portfolio - Class I - 1.40% series contract	6,771.044	345.811	3,521.920	3,594.935
Discovery Portfolio - Class I - 1.25% series contract	73,659.209	6,716.692	11,630.526	68,745.375
Discovery Portfolio - Class I - 1.00% series contract	2,177.987	271.373	1.405	2,447.955

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2022	Purchased	Redeemed	12/31/2022
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio - Class I - 1.70% series contract	791.875	8.089	0.000	799.964
U.S. Real Estate Portfolio - Class I - 1.65% series contract	1,043.281	63.337	144.901	961.717
U.S. Real Estate Portfolio - Class I - 1.40% series contract	70,877.193	1,841.652	3,951.191	68,767.654
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,404.947	15.439	17.073	1,403.313
Mid Cap Growth Portfolio-Class S - 1.40% series contract	17,875.509	250.771	524.865	17,601.415
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,402.409	166.547	1.492	1,567.464
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,827.145	0.000	0.064	5,827.081
Sustainable Equity Portfolio-Class S - 1.55% series contract	2,341.438	9.569	0.064	2,350.943
Sustainable Equity Portfolio-Class S - 1.40% series contract	103,285.157	1,141.746	25,049.240	79,377.663
Sustainable Equity Portfolio-Class S - 1.25% series contract	75,002.392	2,793.765	14,843.680	62,952.477
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.859	0.000	0.083	18.776
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	1,598.307	0.291	220.657	1,377.941
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	1,437.046	75.572	887.261	625.357
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	2,130.114	214.196	260.500	2,083.810
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	186.733	1.833	0.001	188.565
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	3,812.022	662.718	1,631.245	2,843.495
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	848.500	2.639	0.001	851.138
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	8,381.909	232.672	981.094	7,633.487
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,668.378	233.081	200.686	3,700.773
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	18,846.324	806.466	1,296.170	18,356.620
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	134,901.422	10,221.624	28,644.717	116,478.329
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	9,180.013	514.206	775.462	8,918.757
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	12,037.077	834.866	1,611.245	11,260.698
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	6,800.183	670.104	2,254.582	5,215.705
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,832.495	0.000	123.154	1,709.341
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	17,606.061	898.713	4,429.580	14,075.194
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	243.363	2.781	0.000	246.144
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,738.913	70.598	20.912	1,788.599
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	8,126.008	0.000	29.798	8,096.210
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	18,054.772	166.678	2,126.006	16,095.444
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,582.689	218.822	109.555	2,691.956
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,112.380	34.115	6.754	1,139.741
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	52,571.891	1,807.114	8,306.938	46,072.067
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	217,584.299	7,140.684	22,204.313	202,520.670
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	11,522.787	275.795	4,237.375	7,561.207
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	26,840.336	8,828.133	5,518.132	30,150.337
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	18,958.413	7,172.391	8,290.641	17,840.163
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	5,778.113	241.079	2,802.368	3,216.824
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	41,380.069	11,927.029	14,379.361	38,927.737
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	433.285	8.016	0.001	441.300
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	10,844.954	1,657.915	343.985	12,158.884
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,233.604	9.373	184.652	4,058.325
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	28,139.814	664.839	1,430.393	27,374.260
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	11,507.089	898.046	512.042	11,893.093
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,648.636	109.308	23.237	3,734.707
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	85,681.198	2,553.532	7,432.493	80,802.237
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	648,856.824	38,831.426	82,356.842	605,331.408
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	23,117.353	1,330.226	3,383.990	21,063.589
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	172.129	3.711	0.000	175.840
Guggenheim Long Short Equity Fund - 1.65% series contract	233.202	0.000	11.979	221.223
Guggenheim Long Short Equity Fund - 1.40% series contract	20,423.186	697.250	1,230.006	19,890.430
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	6,624.871	130.660	703.238	6,052.293
Wilshire Global Allocation Fund - 1.70% series contract	11.021	0.000	0.000	11.021
Wilshire Global Allocation Fund - 1.65% series contract	505.691	8.073	25.968	487.796
Wilshire Global Allocation Fund - 1.55% series contract	7,621.555	0.000	0.132	7,621.423
Wilshire Global Allocation Fund - 1.50% series contract	6.603	0.000	0.540	6.063
Wilshire Global Allocation Fund - 1.40% series contract	66,963.729	4,444.410	6,611.162	64,796.977
Wilshire Global Allocation Fund - 1.25% series contract	88,806.664	3,514.511	17,601.252	74,719.923
Wilshire Global Allocation Fund - 1.00% series contract	6,938.835	539.933	10.234	7,468.534

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	824.753	46.734	0.000	871.488
AB International Value Portfolio - Class B - 1.75% series contract	9.270	0.000	0.030	9.239
AB International Value Portfolio - Class B - 1.65% series contract	9.274	0.000	0.030	9.244
AB International Value Portfolio - Class B - 1.55% series contract	5,388.304	295.601	1,004.426	4,679.479
AB International Value Portfolio - Class B - 1.50% series contract	1,702.097	91.760	0.090	1,793.768
AB International Value Portfolio - Class B - 1.45% series contract	2,070.605	54.467	46.726	2,078.346
AB International Value Portfolio - Class B - 1.25% series contract	81,625.376	3,135.926	7,612.715	77,148.587
AB International Value Portfolio - Class B - 1.00% series contract	1,801.716	16.759	11.679	1,806.796
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,655.755	16.380	82.568	1,589.567
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,036.112	104.511	0.000	1,140.623
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,143.423	790.856	0.029	5,934.250
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,874.525	52.541	128.344	3,798.722
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	4,070.598	182.977	926.133	3,327.442
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,328.584	56.151	127.417	4,257.318
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	858.042	11.176	29.890	839.328
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	48,497.870	804.610	6,199.795	43,102.685
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	86,072.978	3,240.124	7,639.538	81,673.564
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	5,871.324	88.923	1,078.715	4,881.532
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	1,591.150	0.821	441.184	1,150.787
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	2,529.088	26.476	577.668	1,977.896
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	1,987.949	116.632	0.134	2,104.447
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.966	0.000	0.084	76.882
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	8,061.202	73.703	2,502.041	5,632.864
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	1,225.856	3.434	91.753	1,137.537
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	14,201.191	196.646	3,213.038	11,184.799
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	3,706.793	100.096	13.252	3,793.637
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,538.225	36.377	199.654	3,374.948
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	28,748.821	1,247.396	2,765.738	27,230.479
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	259,017.171	6,515.687	29,630.292	235,902.566
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	12,460.670	95.782	1,113.927	11,442.525
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	15,277.648	92.753	783.837	14,586.564
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	12,338.721	144.484	2,305.046	10,178.159
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	22,414.685	1,148.291	2,326.287	21,236.689
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	17,789.149	638.051	923.658	17,503.542
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	3,387.621	0.000	807.774	2,579.847
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,602.327	19.915	7.355	1,614.887
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	127,572.706	2,216.167	17,163.850	112,625.023
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	125,902.612	5,859.767	21,252.212	110,510.167
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	1,417.099	52.851	976.092	493.858
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.274	0.000	0.030	9.244
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	0.000	0.000	16.935
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	268.537	0.000	13.865	254.672
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	3,858.087	145.085	93.074	3,910.098
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.677	0.000	0.029	9.648
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	35,860.229	1,105.299	2,199.631	34,765.897
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	21,576.868	460.569	7,762.926	14,274.511
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	9.092	0.000	0.036	9.056
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	816.740	0.000	12.464	804.276
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	2,627.029	0.115	2,278.479	348.665
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	19,532.736	344.448	566.596	19,310.588
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	3,574.081	0.000	100.368	3,473.713
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,181.175	35.719	25.584	3,191.310
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	56.348	0.000	0.294	56.054
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	491.229	0.000	89.982	401.247
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	5,659.813	0.000	700.110	4,959.703
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	14,179.817	809.651	1,825.833	13,163.635
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	12,501.700	165.151	29.693	12,637.158
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	5,104.107	56.920	324.798	4,836.229
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	116,498.902	3,118.584	29,184.106	90,433.380
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	327,818.454	6,314.232	48,633.075	285,499.611
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	10,277.655	99.143	1,282.806	9,093.992
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	128.636	5.846	17.887	116.595
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	2,523.878	8.362	432.515	2,099.725
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	15,936.323	957.897	2,009.625	14,884.595
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	0.000	779.586	66.611	712.975
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	0.000	94,353.567	10,652.759	83,700.808
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract **	2,295.354	150.773	982.493	1,463.634
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.244	0.000	0.030	9.214
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	3,923.441	37.461	118.606	3,842.296
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	138.593	1.854	0.107	140.340
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	4,094.212	55.160	1,676.499	2,472.873
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	4,198.052	342.386	380.543	4,159.895
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	34,384.197	706.821	2,622.959	32,468.059
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	174,576.382	6,301.753	20,647.184	160,230.951
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,904.048	373.951	560.001	3,717.998

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	2,611.357	1.215	376.673	2,235.899
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	3,786.514	147.972	1,294.087	2,640.399
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	199.612	0.000	178.712	20.900
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	5,659.024	87.928	1,727.235	4,019.717
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	11,770.151	867.634	2,511.951	10,125.834
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,345.103	320.451	440.025	6,225.529
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,533.807	31.245	90.387	1,474.665
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	292,979.121	12,094.398	34,374.349	270,699.170
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	7,501.502	682.823	1,344.889	6,839.436
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	1,857.263	404.149	1,933.988	327.424
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,712.050	187.682	44.458	6,855.274
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	26,608.769	910.236	6,078.484	21,440.521
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	144.439	1.292	49.305	96.426
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,752.680	2.530	54.830	1,700.380
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	21,742.588	455.894	1,623.775	20,574.707
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	3,373.485	166.295	2,396.214	1,143.566
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	1,660.023	0.000	130.833	1,529.190
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	743.265	0.000	733.584	9.681
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	534.477	23.376	0.245	557.608
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	154,765.476	17,186.077	11,534.121	160,417.432
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	2,874.932	126.592	301.164	2,700.360
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.240	0.000	0.030	9.210
Invesco V.I. Main Street Fund®-Series II Shares - 1.70% series contract	7.637	0.000	7.637	0.000
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	819.663	0.000	176.420	643.243
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	942.306	81.199	0.000	1,023.505
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	1,805.895	0.000	1,490.279	315.616
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	54,908.920	1,009.308	6,830.908	49,087.320
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	104,212.842	5,688.333	15,948.878	93,952.297
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	292.317	55.870	0.166	348.021
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	8,920.199	67.942	422.901	8,565.240
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	7,057.091	73.235	1,458.229	5,672.097
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	736.114	0.000	494.802	241.312
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	9,895.883	90.695	173.711	9,812.867
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.220	0.000	0.030	9.190
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	1,619.197	0.000	72.610	1,546.587
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	3,853.544	97.969	0.030	3,951.483
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,524.763	29.819	0.308	1,554.274
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	19,400.390	417.504	1,126.871	18,691.023
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	94,638.453	10,825.375	13,596.502	91,867.326
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	1,200.056	18.854	520.798	698.112
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,943.638	0.000	143.023	1,800.615
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	362.530	36.212	0.000	398.742
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	238.768	243.223	52.160	429.831
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	130.643	0.000	6.510	124.133
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	225.764	52.439	48.373	229.830
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	3,330.367	18.295	2,636.460	712.202
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,635.635	19.359	0.559	1,654.435
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	52,233.434	1,493.032	6,451.137	47,275.329
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	78,231.645	1,510.636	13,451.156	66,291.125
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	1,365.306	100.702	606.555	859.453
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.65% series contract	284.657	0.000	284.657	0.000
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.40% series contract	32,106.063	265.819	32,371.882	0.000
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	980.286	2.839	268.750	714.375
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	1,080.738	91.409	350.427	821.720
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	962.646	12.007	950.938	23.715
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	1,645.102	491.161	1,561.237	575.026
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	3,657.869	78.088	1,295.027	2,440.930
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	2,780.926	3.372	2,641.657	142.641
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	4,434.812	62.735	1,245.102	3,252.445
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,391.021	209.374	283.891	3,316.504
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	900.301	21.627	0.000	921.928
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	30,383.831	1,786.799	1,967.900	30,202.730
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	131,648.697	5,175.645	14,643.619	122,180.723
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	5,079.377	285.357	1,512.985	3,851.749
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,903.809	68.092	-0.001	1,971.902
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	979.577	7.120	450.501	536.196
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	2,171.025	0.000	2,150.369	20.656
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	36,774.102	626.256	840.657	36,559.701
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,185.476	0.000	90.054	1,095.422
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	76,370.175	1,698.623	4,599.925	73,468.873
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	14,607.783	65.013	3,293.403	11,379.393
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	59,718.929	1,758.998	1,927.084	59,550.843
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	536,185.202	29,187.559	78,918.240	486,454.521
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	13,606.157	0.000	673.708	12,932.449
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,488.147	0.000	226.307	8,261.840
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,395.877	0.000	74.366	1,321.511
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,734.139	110.550	18.497	1,826.192
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,663.569	262.103	62.349	9,863.323
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	9,785.432	127.297	262.779	9,649.950
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	3,907.693	266.715	1,322.996	2,851.412
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	155,042.479	8,231.455	22,019.833	141,254.101
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	22,335.711	2,862.739	7,485.332	17,713.118

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
ALPS Variable Investment Trust:
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,363.022	0.000	0.030	5,362.992
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	74,349.127	1,057.441	1,487.721	73,918.847
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	5,553.504	4.534	946.410	4,611.628
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	146,047.529	5,234.350	3,749.838	147,532.041
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	8,859.717	1,064.465	1.604	9,922.578
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	44,182.692	125.433	2,970.454	41,337.671
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	19,643.779	740.068	63.227	20,320.620
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	995,240.808	26,519.353	100,335.611	921,424.550
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,442.436	27.499	1,271.341	1,198.594
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,897.229	76.913	0.002	1,974.140
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	16,106.430	5,845.973	12,164.217	9,788.186
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	34,977.298	95.952	1,578.026	33,495.224
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.286	0.000	0.103	7.183
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	6,577.104	265.158	56.878	6,785.384
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,613.770	6.862	30.619	1,590.013
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	26,990.735	1,451.637	492.885	27,949.487
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	30,117.951	76.807	9,807.621	20,387.137
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	261,117.700	5,653.012	13,301.135	253,469.577
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,849.477	0.000	2,448.624	400.853
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	595.249	0.000	156.823	438.426
VP Capital Appreciation Fund-Class I - 1.70% series contract	335.994	2.174	0.000	338.168
VP Capital Appreciation Fund-Class I - 1.65% series contract	8,403.212	6.260	1,183.323	7,226.149
VP Capital Appreciation Fund-Class I - 1.55% series contract	652.278	0.000	0.320	651.958
VP Capital Appreciation Fund-Class I - 1.50% series contract	563.916	0.000	0.271	563.645
VP Capital Appreciation Fund-Class I - 1.45% series contract	118.365	0.000	0.658	117.707
VP Capital Appreciation Fund-Class I - 1.40% series contract	67,376.357	2,664.514	11,357.343	58,683.528
VP Capital Appreciation Fund-Class I - 1.25% series contract	50,221.847	1,667.931	4,543.370	47,346.408
VP Capital Appreciation Fund-Class I - 1.00% series contract	814.572	14.973	213.037	616.508
VP Large Company Value Fund-Class II - 2.00% series contract	2,087.436	0.000	728.023	1,359.413
VP Large Company Value Fund-Class II - 1.80% series contract	4,149.444	105.349	691.769	3,563.024
VP Large Company Value Fund-Class II - 1.75% series contract	9.178	0.000	0.030	9.148
VP Large Company Value Fund-Class II - 1.70% series contract	1,837.037	619.129	1,379.725	1,076.441
VP Large Company Value Fund-Class II - 1.65% series contract *	5,857.625	116.674	2,271.014	3,703.285
VP Large Company Value Fund-Class II - 1.65% series contract	407.143	5.554	-0.001	412.698
VP Large Company Value Fund-Class II - 1.55% series contract	11,387.374	112.323	3,050.730	8,448.967
VP Large Company Value Fund-Class II - 1.50% series contract	4,925.739	228.938	335.065	4,819.612
VP Large Company Value Fund-Class II - 1.45% series contract	89.682	0.000	0.499	89.183
VP Large Company Value Fund-Class II - 1.40% series contract	31,703.559	871.945	3,874.308	28,701.196
VP Large Company Value Fund-Class II - 1.25% series contract	270,934.236	13,470.737	30,723.123	253,681.850
VP Large Company Value Fund-Class II - 1.00% series contract	6,846.818	862.429	2,001.517	5,707.730
VP Mid Cap Value Fund-Class II - 2.00% series contract	960.969	1.201	389.649	572.521
VP Mid Cap Value Fund-Class II - 1.80% series contract	2,231.471	93.957	493.737	1,831.691
VP Mid Cap Value Fund-Class II - 1.75% series contract	821.115	12.135	824.130	9.120
VP Mid Cap Value Fund-Class II - 1.70% series contract	877.422	334.616	884.906	327.132
VP Mid Cap Value Fund-Class II - 1.65% series contract *	4,999.635	96.550	1,874.218	3,221.967
VP Mid Cap Value Fund-Class II - 1.65% series contract	334.455	3.951	0.000	338.406
VP Mid Cap Value Fund-Class II - 1.55% series contract	8,740.187	98.961	2,473.661	6,365.487
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,731.917	241.920	358.493	4,615.344
VP Mid Cap Value Fund-Class II - 1.40% series contract	14,628.615	583.001	731.694	14,479.922
VP Mid Cap Value Fund-Class II - 1.25% series contract	142,812.322	8,057.766	17,617.670	133,252.418
VP Mid Cap Value Fund-Class II - 1.00% series contract	5,105.843	397.749	1,231.976	4,271.616
VP Ultra® Fund-Class II - 1.70% series contract	1,674.569	8.254	1,120.410	562.413
VP Ultra® Fund-Class II - 1.65% series contract	460.491	0.000	343.626	116.865
VP Ultra® Fund-Class II - 1.40% series contract	5,917.730	1,677.909	1,858.189	5,737.450
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.210	0.000	0.030	9.180
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	2,659.583	673.057	0.029	3,332.611
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.903	0.057	0.350	10.610
MidCap Stock Portfolio-Service Shares - 1.55% series contract	14.693	4.527	0.029	19.191
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	0.000	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.45% series contract	35.647	0.000	0.198	35.449
MidCap Stock Portfolio-Service Shares - 1.40% series contract	2,072.724	103.970	1,409.154	767.540
MidCap Stock Portfolio-Service Shares - 1.25% series contract	7,722.846	1,536.846	325.385	8,934.307
MidCap Stock Portfolio-Service Shares - 1.00% series contract	321.657	48.096	6.183	363.570
Technology Growth Portfolio-Initial Shares - 1.70% series contract	383.386	0.000	375.243	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,963.266	1.572	107.517	1,857.321
Technology Growth Portfolio-Initial Shares - 1.40% series contract	14,253.031	138.010	1,776.222	12,614.819
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	12,503.037	83.888	586.087	12,000.838
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	9,602.882	131.380	1,741.144	7,993.118
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	2,210.903	88.855	331.114	1,968.644
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	608.992	0.000	9.123	599.869
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	17,710.792	229.689	277.678	17,662.803
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	710.021	0.000	475.741	234.280
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	3,466.373	47.415	1,175.620	2,338.168
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	2,874.721	2.599	20.213	2,857.107
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	22,502.415	419.386	6,340.432	16,581.369
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,573.877	222.304	282.168	8,514.013
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,848.690	130.140	325.414	12,653.416
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	304,275.871	5,200.700	34,328.134	275,148.437
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	515,798.699	9,473.815	80,639.567	444,632.947
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	26,245.096	653.490	4,267.411	22,631.175
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.191	0.000	0.030	9.161
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.194	0.000	0.029	9.165
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	809.071	0.000	674.660	134.411
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	17,593.579	262.758	1,524.405	16,331.932
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	43,215.042	2,397.124	4,100.737	41,511.429
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	618.314	43.504	0.735	661.083

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	656.197	0.000	9.963	646.234
Appreciation Portfolio-Service Shares - 1.70% series contract	244.278	9.600	0.090	253.788
Appreciation Portfolio-Service Shares - 1.65% series contract	875.906	0.514	75.370	801.050
Appreciation Portfolio-Service Shares - 1.40% series contract	19,365.724	509.789	1,039.557	18,835.956
Government Money Market Portfolio - 1.95% series contract	8,763.817	0.000	0.992	8,762.825
Government Money Market Portfolio - 2.00% series contract	3,819.958	0.000	0.000	3,819.958
Government Money Market Portfolio - 1.80% series contract **	93.952	0.000	0.446	93.506
Government Money Market Portfolio - 1.75% series contract	30,251.269	13,907.824	14,021.775	30,137.318
Government Money Market Portfolio - 1.70% series contract	10,247.100	682.599	728.637	10,201.062
Government Money Market Portfolio - 1.65% series contract *	4,343.260	787.870	7.660	5,123.470
Government Money Market Portfolio - 1.65% series contract	2,703.251	0.000	2.200	2,701.051
Government Money Market Portfolio - 1.55% series contract	5,421.005	0.000	1.810	5,419.195
Government Money Market Portfolio - 1.50% series contract	363.079	0.000	1.151	361.928
Government Money Market Portfolio - 1.45% series contract	734.383	28.739	369.490	393.632
Government Money Market Portfolio - 1.40% series contract	786,662.775	23,411.991	147,884.738	662,190.028
Government Money Market Portfolio - 1.25% series contract	691,192.615	384,396.511	548,324.402	527,264.724
Government Money Market Portfolio - 1.00% series contract	37,184.957	80,672.467	5,212.423	112,645.001
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	114.226	0.000	43.249	70.977
Calamos® Growth and Income Portfolio - 1.65% series contract *	1,025.922	0.000	41.087	984.835
Calamos® Growth and Income Portfolio - 1.65% series contract	666.691	68.656	180.263	555.084
Calamos® Growth and Income Portfolio - 1.55% series contract	4,906.199	0.000	49.734	4,856.465
Calamos® Growth and Income Portfolio - 1.50% series contract	787.152	219.029	0.000	1,006.181
Calamos® Growth and Income Portfolio - 1.40% series contract	12,268.736	322.523	1,359.184	11,232.075
Calamos® Growth and Income Portfolio - 1.25% series contract	78,044.263	2,490.857	13,419.927	67,115.193
Calamos® Growth and Income Portfolio - 1.00% series contract	2,253.875	0.000	0.369	2,253.506
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,629.498	46.535	0.200	1,675.833
Davis Value Portfolio - 1.75% series contract	2,234.130	29.895	2,216.060	47.965
Davis Value Portfolio - 1.70% series contract	52.020	0.000	52.020	0.000
Davis Value Portfolio - 1.65% series contract *	277.347	0.000	14.340	263.007
Davis Value Portfolio - 1.65% series contract	1,283.820	56.411	345.983	994.248
Davis Value Portfolio - 1.55% series contract	11,017.767	460.405	886.980	10,591.192
Davis Value Portfolio - 1.50% series contract	5,569.984	175.693	0.527	5,745.150
Davis Value Portfolio - 1.45% series contract	5,423.852	70.558	315.862	5,178.548
Davis Value Portfolio - 1.40% series contract	18,126.846	429.267	2,410.210	16,145.903
Davis Value Portfolio - 1.25% series contract	304,711.272	5,386.974	34,889.675	275,208.571
Davis Value Portfolio - 1.00% series contract	11,313.344	154.013	1,223.147	10,244.210
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	4,927.611	42.966	277.030	4,693.547
DWS International Growth VIP-Class A - 1.95% series contract	4,400.208	46.609	841.823	3,604.994
DWS International Growth VIP-Class A - 1.75% series contract	6,528.579	80.102	101.756	6,506.925
DWS International Growth VIP-Class A - 1.65% series contract	9.273	0.000	0.029	9.244
DWS International Growth VIP-Class A - 1.55% series contract	9.673	0.000	0.029	9.644
DWS International Growth VIP-Class A - 1.50% series contract	349.149	0.000	0.000	349.149
DWS International Growth VIP-Class A - 1.25% series contract	21,267.254	1,391.687	1,314.572	21,344.369
DWS International Growth VIP-Class A - 1.00% series contract	467.156	29.964	308.100	189.020
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.304	0.000	0.030	9.274
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.309	0.000	0.030	9.279
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,939.849	30.181	59.472	2,910.558
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	465.479	30.638	8.603	487.514
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	15,015.764	973.157	1,366.557	14,622.364
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	453.296	0.000	187.949	265.347
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	583.246	0.000	392.047	191.199
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	898.918	65.310	93.470	870.758
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	2,396.301	21.831	660.540	1,757.592
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	3,619.022	81.363	1,034.732	2,665.653
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,207.031	104.604	13.254	1,298.381
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	69,637.169	3,252.550	9,804.784	63,084.935
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	1,158.818	201.589	610.922	749.485
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	1,914.886	851.652	1,962.457	804.081
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	381.962	0.000	14.204	367.758
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	5,033.629	125.813	846.564	4,312.878
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	343.303	22.186	0.113	365.376
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	101,693.064	3,764.999	15,929.095	89,528.968
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	688.840	0.000	622.879	65.961
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	5,109.413	35.927	253.942	4,891.398
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	4,268.669	45.550	860.548	3,453.671
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	6,767.432	70.657	285.039	6,553.050
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	495.877	0.201	256.477	239.601
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,771.548	2.949	0.496	1,774.001
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,390.879	24.462	50.324	3,365.017
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	36,729.141	1,623.988	5,868.169	32,484.960
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	856.087	22.749	348.998	529.838
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	9,355.852	73.071	773.692	8,655.231
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	6,332.080	113.798	1,021.916	5,423.962
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	1,047.003	0.000	473.253	573.750
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	16,249.047	602.061	408.193	16,442.915
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.332	0.000	0.029	9.303
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	5,593.443	54.689	2,332.892	3,315.240
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	465.620	16.858	0.278	482.200
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	127.313	4.311	67.324	64.300
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	92,291.294	3,507.588	15,913.822	79,885.060
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	9,817.177	159.642	2,314.409	7,662.410

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	29,904.650	228.631	1,886.105	28,247.176
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	23,447.243	278.320	4,554.932	19,170.631
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	6,410.909	434.904	1,035.021	5,810.792
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	34,118.378	375.819	578.378	33,915.819
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	61.363	0.000	54.650	6.713
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	7,933.194	433.989	2,269.117	6,098.066
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	374.563	33.386	119.573	288.376
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	11,370.670	344.844	2,214.128	9,501.386
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	10,030.499	1,056.008	363.663	10,722.844
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	38,686.128	1,776.775	2,623.532	37,839.371
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	274,160.480	30,288.545	25,357.996	279,091.029
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	8,888.078	787.486	3,368.686	6,306.878
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	14,935.544	139.761	1,082.877	13,992.428
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	11,137.198	252.533	1,835.006	9,554.725
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	2,040.330	259.082	698.687	1,600.725
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	21,031.485	461.545	567.450	20,925.580
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	4,058.187	509.314	990.721	3,576.780
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	4,005.085	80.086	816.686	3,268.485
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	452.971	80.256	80.809	452.418
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	194,176.174	20,309.235	17,976.540	196,508.869
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	2,952.092	278.253	1,533.047	1,697.298
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	2,462.173	92.558	1,254.623	1,300.108
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	625.393	0.000	9.772	615.621
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	7,972.199	42.303	948.773	7,065.729
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	5,126.532	4.970	899.262	4,232.240
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	6,943.069	355.832	89.078	7,209.823
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	6,902.287	0.644	2,963.811	3,939.120
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	21,464.391	23.442	3,165.281	18,322.552
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,535.498	219.393	245.833	3,509.058
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	753.302	0.000	683.790	69.512
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	72,293.246	2,081.015	11,250.716	63,123.545
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	261,537.369	17,035.789	49,465.700	229,107.458
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	3,277.438	335.129	1,272.034	2,340.533
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	1,304.412	0.000	444.010	860.402
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	1,097.743	70.722	306.175	862.290
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	979.926	9.755	980.536	9.145
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	5,777.436	70.439	2,082.594	3,765.281
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	43.934	2.490	1.515	44.909
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	6,962.769	90.305	2,520.617	4,532.457
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,265.665	206.871	243.001	4,229.535
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	21,915.452	407.806	2,720.863	19,602.395
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	160,950.908	7,675.504	26,953.705	141,672.707
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	14,584.384	1,640.286	1,126.796	15,097.874
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.230	0.000	0.095	58.135
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	6,217.922	52.085	636.076	5,633.931
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	65,762.188	399.355	7,631.190	58,530.353
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	53,713.744	591.823	14,227.546	40,078.021
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,147.644	108.815	0.249	2,256.210
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	109,590.624	719.623	8,256.219	102,054.028
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	610.132	0.000	33.557	576.575
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	1,335.000	54.348	52.155	1,337.193
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,442.455	874.644	787.585	23,529.514
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	22,535.170	714.231	304.148	22,945.253
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,710.136	183.031	433.336	7,459.831
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	96,192.225	2,563.767	13,531.968	85,224.024
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	754,580.958	22,250.196	68,118.235	708,712.919
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	28,558.730	220.715	7,156.022	21,623.423
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,777.426	22.827	127.623	1,672.630
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	1,891.258	6.168	415.899	1,481.527
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	2,546.210	27.968	27.021	2,547.157
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	385.378	0.000	385.378	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	4,989.777	2.318	575.006	4,417.089
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	360.306	317.863	5.548	672.621
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	2,424.100	2.237	242.337	2,184.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	251.007	2.967	0.184	253.790
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	21,568.154	301.947	3,161.241	18,708.860
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	126,773.012	4,908.364	31,384.569	100,296.807
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	695.779	0.259	153.997	542.041
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.329	0.000	0.030	9.299
Core Plus Fixed Income Portfolio - Class I - 1.70% series contract	3,199.773	0.000	3,199.773	0.000
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.332	0.000	0.029	9.303
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	8,171.054	4.299	1,812.716	6,362.637
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,509.261	90.156	361.791	1,237.626
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	797.864	142.564	38.050	902.378
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	17,780.633	577.411	549.260	17,808.784
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	22,677.780	3,539.822	1,452.471	24,765.131
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	2,609.596	351.233	1,088.970	1,871.859
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	18.338	0.103	1.898	16.543
Discovery Portfolio - Class I - 1.70% series contract	45.670	0.000	44.858	0.812
Discovery Portfolio - Class I - 1.65% series contract *	630.399	0.000	0.029	630.370
Discovery Portfolio - Class I - 1.65% series contract	1,791.951	196.920	128.694	1,860.177
Discovery Portfolio - Class I - 1.55% series contract	2,842.747	0.000	794.628	2,048.119
Discovery Portfolio - Class I - 1.50% series contract	2,529.700	65.253	0.573	2,594.380
Discovery Portfolio - Class I - 1.45% series contract	269.910	1.295	3.360	267.845
Discovery Portfolio - Class I - 1.40% series contract	7,462.653	226.889	918.498	6,771.044
Discovery Portfolio - Class I - 1.25% series contract	83,278.768	2,811.726	12,431.285	73,659.209
Discovery Portfolio - Class I - 1.00% series contract	2,168.569	121.149	111.731	2,177.987

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2021	Purchased	Redeemed	12/31/2021
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio - Class I - 1.70% series contract	1,385.346	7.420	600.891	791.875
U.S. Real Estate Portfolio - Class I - 1.65% series contract	1,070.400	44.766	71.885	1,043.281
U.S. Real Estate Portfolio - Class I - 1.40% series contract	75,880.739	1,723.186	6,726.732	70,877.193
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	737.343	682.067	14.463	1,404.947
Mid Cap Growth Portfolio-Class S - 1.40% series contract	17,918.078	213.456	256.025	17,875.509
Sustainable Equity Portfolio-Class S - 1.75% series contract	4,854.901	309.067	3,761.559	1,402.409
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,964.606	5.466	142.927	5,827.145
Sustainable Equity Portfolio-Class S - 1.55% series contract	2,459.766	8.812	127.140	2,341.438
Sustainable Equity Portfolio-Class S - 1.40% series contract	109,717.763	4,170.277	10,602.883	103,285.157
Sustainable Equity Portfolio-Class S - 1.25% series contract	95,054.350	4,341.593	24,393.551	75,002.392
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.935	0.000	0.076	18.859
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	2,071.348	16.846	489.887	1,598.307
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	1,996.874	155.065	714.893	1,437.046
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	1,914.823	215.291	0.000	2,130.114
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	1,162.679	1.856	977.802	186.733
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	4,520.202	214.445	922.625	3,812.022
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	954.557	3.939	109.996	848.500
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	11,294.020	249.577	3,161.688	8,381.909
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,370.018	464.021	165.661	3,668.378
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	20,369.652	640.508	2,163.836	18,846.324
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	137,148.466	14,224.035	16,471.079	134,901.422
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,005.300	2,094.693	919.980	9,180.013
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	13,310.488	110.119	1,383.530	12,037.077
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	8,067.068	179.685	1,446.570	6,800.183
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,976.122	0.000	143.627	1,832.495
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	18,415.348	1,049.559	1,858.846	17,606.061
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	295.056	2.893	54.586	243.363
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	3,060.624	102.705	1,424.416	1,738.913
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	8,196.838	0.000	70.830	8,126.008
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	19,555.002	1,059.773	2,560.003	18,054.772
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,363.991	225.221	6.523	2,582.689
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,195.558	37.173	120.351	1,112.380
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	63,648.006	3,077.174	14,153.289	52,571.891
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	235,905.021	8,069.816	26,390.538	217,584.299
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	13,897.583	232.214	2,607.010	11,522.787
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	29,786.316	327.643	3,273.623	26,840.336
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	22,474.724	378.513	3,894.824	18,958.413
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	6,168.098	570.869	960.854	5,778.113
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	42,901.245	573.407	2,094.583	41,380.069
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	426.228	7.057	0.000	433.285
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	14,074.281	1,052.915	4,282.242	10,844.954
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,150.058	130.343	46.797	4,233.604
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	31,718.916	1,526.114	5,105.216	28,139.814
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	10,851.186	1,014.694	358.791	11,507.089
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	6,111.200	108.063	2,570.627	3,648.636
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	95,797.182	3,955.031	14,071.015	85,681.198
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	679,426.896	45,614.455	76,184.527	648,856.824
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	29,576.295	1,346.254	7,805.196	23,117.353
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	227.176	3.435	58.482	172.129
Guggenheim Long Short Equity Fund - 1.65% series contract	277.896	10.953	55.647	233.202
Guggenheim Long Short Equity Fund - 1.40% series contract	21,059.448	899.984	1,536.246	20,423.186
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	7,038.432	69.434	482.995	6,624.871
Wilshire Global Allocation Fund - 1.70% series contract	70.779	0.000	59.758	11.021
Wilshire Global Allocation Fund - 1.65% series contract	492.753	15.958	3.020	505.691
Wilshire Global Allocation Fund - 1.55% series contract	7,621.245	0.427	0.117	7,621.555
Wilshire Global Allocation Fund - 1.50% series contract	6.296	0.780	0.473	6.603
Wilshire Global Allocation Fund - 1.40% series contract	69,737.584	3,989.613	6,763.468	66,963.729
Wilshire Global Allocation Fund - 1.25% series contract	93,744.945	3,671.713	8,609.994	88,806.664
Wilshire Global Allocation Fund - 1.00% series contract	6,579.171	369.316	9.652	6,938.835

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Year Ended December 31, 2022
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	88	$6.135004	$6.907831	$586	3.86%	1.00%	1.80%	-15.34%	-14.66%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	140	22.274637	25.079484	4,417	0.71%	1.00%	1.80%	-4.36%	-3.58%
Invesco V.I. Capital Appreciation Fund-Series II Shares	286	20.863336	24.204267	6,969	0.00%	1.00%	2.00%	-32.34%	-31.65%
Invesco V.I. Comstock Fund-Series I Shares	245	24.066604	27.097752	6,328	1.49%	1.00%	2.00%	-0.89%	0.11%
Invesco V.I. Conservative Balanced Fund-Series II Shares	50	11.349898	12.690583	817	1.08%	1.00%	1.75%	-18.47%	-17.85%
Invesco V.I. Core Equity Fund-Series I Shares	20	21.615504	23.131993	463	0.89%	1.40%	1.80%	-21.97%	-21.66%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	390	11.277729	11.587971	4,480	0.00%	1.00%	2.00%	-32.51%	-31.82%
Invesco V.I. Diversified Dividend Fund-Series I Shares	16	22.822458	23.648650	386	1.83%	1.40%	1.70%	-3.35%	-3.05%
Invesco V.I. Equity and Income Fund-Series II Shares (*)	84	9.408113	9.448103	798	1.42%	1.40%	1.65%	-9.23%	-9.00%
Invesco V.I. EQV International Equity Fund-Series II Shares	157	11.880609	13.284269	2,012	1.35%	1.00%	1.75%	-19.93%	-19.32%
Invesco V.I. Global Fund-Series II Shares	198	17.892158	20.145441	4,356	0.00%	1.00%	1.80%	-33.16%	-32.62%
Invesco V.I. Global Real Estate Fund-Series II Shares	291	9.345157	10.842122	3,027	2.41%	1.00%	2.00%	-26.64%	-25.89%
Invesco V.I. Government Securities Fund-Series II Shares	38	11.057105	11.764707	441	1.97%	1.40%	1.70%	-12.09%	-11.83%
Invesco V.I. Health Care Fund-Series I Shares	22	37.079320	39.452450	878	0.00%	1.40%	1.70%	-14.79%	-14.53%
Invesco V.I. Main Street Fund®-Series II Shares	131	23.521450	26.299887	3,485	1.02%	1.00%	1.75%	-21.70%	-21.10%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	109	17.349543	20.128228	2,284	0.06%	1.00%	2.00%	-16.16%	-15.31%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	107	26.800618	30.175323	4,037	0.23%	1.00%	1.80%	-17.55%	-16.88%
Invesco V.I. Small Cap Equity Fund-Series I Shares	160	20.910032	24.258974	3,674	0.00%	1.00%	2.00%	-22.09%	-21.30%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	621	13.555151	15.725782	9,311	1.55%	1.00%	2.00%	-14.62%	-13.75%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	201	10.696709	11.960183	2,307	1.48%	1.00%	1.75%	-13.36%	-12.70%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,105	15.450579	17.275678	18,218	1.46%	1.00%	1.75%	-14.77%	-14.12%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	332	11.879984	13.782348	4,360	1.62%	1.00%	2.00%	-14.29%	-13.41%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	105	17.531454	18.729844	1,911	0.00%	1.00%	1.75%	-29.37%	-28.83%
VP Large Company Value Fund-Class II	281	20.108331	23.328312	6,376	1.88%	1.00%	2.00%	-2.44%	-1.45%
VP Mid Cap Value Fund-Class II	158	28.486481	33.047751	5,135	2.07%	1.00%	2.00%	-3.35%	-2.37%
VP Ultra® Fund-Class II	6	34.933617	36.911558	232	0.00%	1.40%	1.70%	-33.61%	-33.41%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	22.024431	24.626360	320	0.43%	1.00%	1.75%	-15.78%	-15.14%
Technology Growth Portfolio-Initial Shares	14	34.286293	36.227969	500	0.00%	1.40%	1.70%	-47.30%	-47.14%
BNY Mellon Stock Index Fund, Inc. - Service Shares	764	25.864482	30.005911	25,554	1.03%	1.00%	2.00%	-20.15%	-19.34%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	47	26.160545	29.454179	1,477	0.30%	1.00%	1.80%	-24.45%	-23.83%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17	35.767827	38.854406	667	0.38%	1.40%	1.80%	-19.72%	-19.40%
Government Money Market Portfolio	1,879	0.767354	0.913269	1,679	1.39%	1.00%	2.00%	-0.97%	0.27%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	79	20.693170	23.137323	1,737	0.63%	1.00%	1.75%	-20.48%	-19.88%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	309	17.832030	20.077463	5,936	1.19%	1.00%	1.80%	-21.57%	-20.93%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	33	10.829031	12.563596	380	1.02%	1.00%	2.00%	-29.94%	-29.23%
DWS Small Mid Cap Value VIP-Class B	19	18.090944	19.922564	355	0.43%	1.00%	1.75%	-17.60%	-16.98%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	64	21.874482	24.441700	1,516	1.33%	1.00%	1.80%	-6.46%	-5.70%
Franklin Mutual Shares VIP Fund -Class 2	86	15.703145	17.558168	1,443	1.75%	1.00%	1.75%	-9.05%	-8.35%
Franklin Small Cap Value VIP Fund -Class 2	43	33.462072	38.446837	1,557	0.92%	1.00%	2.00%	-11.86%	-10.96%
Franklin U.S. Government Securities VIP Fund -Class 2	108	9.200631	10.673826	1,082	2.44%	1.00%	2.00%	-11.55%	-10.65%
Templeton Foreign VIP Fund -Class 2	419	8.408643	9.755483	3,870	2.77%	1.00%	2.00%	-9.45%	-8.53%
Templeton Global Bond VIP Fund -Class 2	210	10.388929	11.936867	2,386	0.00%	1.00%	2.00%	-6.85%	-5.90%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	311	21.900829	24.657933	8,084	0.91%	1.00%	1.80%	-18.12%	-17.45%
Janus Henderson VIT Enterprise Portfolio-Service Shares	175	30.026410	34.834865	6,541	0.07%	1.00%	2.00%	-17.82%	-16.99%
Janus Henderson VIT Global Research Portfolio-Service Shares	5	24.584756	26.158542	139	0.83%	1.40%	1.70%	-20.98%	-20.73%
Janus Henderson VIT Overseas Portfolio-Service Shares	874	8.644327	10.029309	9,468	1.52%	1.00%	2.00%	-10.66%	-9.75%
Janus Henderson VIT Research Portfolio-Service Shares	141	23.742768	27.544688	3,977	0.52%	1.00%	2.00%	-31.46%	-30.76%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	55	11.872810	13.275086	739	4.09%	1.00%	1.75%	-15.83%	-15.19%
Discovery Portfolio - Class I	83	19.444238	21.893355	1,741	0.00%	1.00%	1.80%	-63.63%	-63.33%
U.S. Real Estate Portfolio - Class I	71	29.836344	31.746040	2,236	1.18%	1.40%	1.70%	-28.29%	-28.07%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	15.456179	15.797472	300	0.00%	1.40%	1.70%	-30.04%	-29.82%
Sustainable Equity Portfolio-Class S	152	12.242791	12.589835	1,892	0.10%	1.00%	1.75%	-20.08%	-19.47%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	163	15.051856	17.461919	2,926	4.79%	1.00%	2.00%	-12.09%	-11.19%
PIMCO Real Return Portfolio - Administrative Class	318	11.401227	13.226732	4,249	6.99%	1.00%	2.00%	-13.67%	-12.79%
PIMCO Total Return Portfolio - Administrative Class	857	11.547049	13.395946	11,215	2.56%	1.00%	2.00%	-16.02%	-15.16%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	20	16.971507	18.057610	366	0.45%	1.40%	1.70%	-15.84%	-15.58%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	161	10.733087	11.071213	1,760	3.22%	1.00%	1.75%	-19.26%	-18.65%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	88	$7.247053	$8.094073	$689	1.73%	1.00%	1.80%	8.86%	9.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	151	23.290671	26.011874	4,919	0.46%	1.00%	1.80%	25.65%	26.67%
Invesco V.I. Capital Appreciation Fund-Series II Shares	305	30.836560	35.413338	10,910	0.00%	1.00%	2.00%	19.84%	21.06%
Invesco V.I. Comstock Fund-Series I Shares	292	24.283788	27.066638	7,537	1.84%	1.00%	2.00%	30.70%	32.03%
Invesco V.I. Conservative Balanced Fund-Series II Shares	53	13.921038	15.447649	1,049	1.24%	1.00%	1.75%	8.37%	9.20%
Invesco V.I. Core Equity Fund-Series I Shares	20	27.703114	29.526635	603	0.65%	1.40%	1.80%	25.44%	25.95%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	428	16.709632	16.995878	7,232	0.00%	1.00%	2.00%	16.42%	17.60%
Invesco V.I. Diversified Dividend Fund-Series I Shares	17	23.612743	24.393330	416	2.14%	1.40%	1.70%	16.87%	17.23%
Invesco V.I. Equity and Income Fund-Series II Shares (*)	84	10.365212	10.382945	876	3.27%	1.40%	1.65%	0.00%	0.00%
Invesco V.I. Global Fund-Series II Shares	209	26.768901	29.896553	6,907	0.00%	1.00%	1.80%	13.10%	14.02%
Invesco V.I. Global Real Estate Fund-Series II Shares	304	12.738438	14.629664	4,285	2.60%	1.00%	2.00%	22.94%	24.19%
Invesco V.I. Government Securities Fund-Series II Shares	29	12.578429	13.342786	377	1.96%	1.40%	1.70%	-4.09%	-3.80%
Invesco V.I. Health Care Fund-Series I Shares	22	43.513718	46.158106	1,029	0.21%	1.40%	1.70%	10.39%	10.73%
Invesco V.I. International Growth Fund-Series II Shares	166	14.837703	16.465113	2,645	1.11%	1.00%	1.75%	3.76%	4.55%
Invesco V.I. Main Street Fund®-Series II Shares	145	30.040932	33.335235	4,920	0.50%	1.00%	1.75%	25.01%	25.96%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	143	20.694113	23.766197	3,526	0.26%	1.00%	2.00%	20.41%	21.64%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	120	32.505902	36.303599	5,423	0.18%	1.00%	1.80%	20.06%	21.04%
Invesco V.I. Small Cap Equity Fund-Series I Shares	168	26.840311	30.824739	4,919	0.17%	1.00%	2.00%	17.99%	19.20%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	685	15.876998	18.233610	11,936	1.33%	1.00%	2.00%	8.57%	9.68%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	193	12.346064	13.699916	2,542	1.36%	1.00%	1.75%	0.49%	1.26%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,226	18.127648	20.115594	23,559	1.24%	1.00%	1.75%	12.87%	13.74%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	356	13.860016	15.917243	5,410	1.39%	1.00%	2.00%	4.34%	5.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	116	24.820804	26.316589	2,969	0.00%	1.00%	1.75%	9.21%	10.04%
VP Large Company Value Fund-Class II	312	20.611916	23.671515	7,201	1.27%	1.00%	2.00%	19.10%	20.31%
VP Mid Cap Value Fund-Class II	169	29.474824	33.849605	5,632	1.06%	1.00%	2.00%	20.56%	21.79%
VP Ultra® Fund-Class II	6	52.617961	55.428294	354	0.00%	1.40%	1.70%	20.90%	21.27%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	26.151473	29.019668	389	0.46%	1.00%	1.75%	23.36%	24.31%
Technology Growth Portfolio-Initial Shares	14	65.057933	68.533139	987	0.00%	1.40%	1.70%	11.01%	11.35%
BNY Mellon Stock Index Fund, Inc. - Service Shares	826	32.391693	37.199111	34,367	0.82%	1.00%	2.00%	25.56%	26.84%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	59	34.625219	38.669871	2,391	0.60%	1.00%	1.80%	24.40%	25.42%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	44.555706	48.204657	985	0.20%	1.40%	1.80%	24.49%	25.00%
Government Money Market Portfolio	1,369	0.774872	0.910845	1,234	0.01%	1.00%	2.00%	-2.53%	-1.10%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	88	26.023913	28.877506	2,435	0.37%	1.00%	1.75%	19.27%	20.18%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	326	22.735159	25.391387	7,957	0.62%	1.00%	1.80%	15.73%	16.67%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	37	15.456971	17.751720	608	0.34%	1.00%	2.00%	5.95%	7.03%
DWS Small Mid Cap Value VIP-Class B	18	21.956082	23.996019	424	0.94%	1.00%	1.75%	27.77%	28.74%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	71	23.384920	25.918622	1,766	2.76%	1.00%	1.80%	16.99%	17.94%
Franklin Mutual Shares VIP Fund -Class 2	95	17.265205	19.158702	1,762	3.02%	1.00%	1.75%	17.08%	17.98%
Franklin Small Cap Value VIP Fund -Class 2	53	37.964856	43.180373	2,173	1.10%	1.00%	2.00%	22.86%	24.11%
Franklin U.S. Government Securities VIP Fund -Class 2	123	10.402512	11.946443	1,386	2.46%	1.00%	2.00%	-3.79%	-2.81%
Templeton Foreign VIP Fund -Class 2	437	9.286352	10.665058	4,417	1.93%	1.00%	2.00%	2.08%	3.12%
Templeton Global Bond VIP Fund -Class 2	252	11.152596	12.685092	3,044	0.00%	1.00%	2.00%	-6.89%	-5.94%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	341	26.746223	29.870306	10,712	0.66%	1.00%	1.80%	14.81%	15.74%
Janus Henderson VIT Enterprise Portfolio-Service Shares	191	36.539533	41.963239	8,677	0.25%	1.00%	2.00%	14.21%	15.38%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	31.110194	33.001188	188	0.37%	1.40%	1.70%	15.79%	16.15%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,074	9.675465	11.112335	12,690	1.05%	1.00%	2.00%	11.02%	12.16%
Janus Henderson VIT Research Portfolio-Service Shares	133	34.641572	39.782908	5,426	0.02%	1.00%	2.00%	17.65%	18.85%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	53	14.105368	15.651992	842	3.93%	1.00%	1.75%	-2.07%	-1.32%
Discovery Portfolio - Class I	90	53.463860	59.710124	5,218	0.00%	1.00%	1.80%	-12.66%	-11.95%
U.S. Real Estate Portfolio - Class I	73	41.608871	44.137519	3,205	2.06%	1.40%	1.70%	37.43%	37.85%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	22.091585	22.510792	433	0.00%	1.40%	1.70%	10.81%	11.15%
Sustainable Equity Portfolio-Class S	188	15.317905	15.632908	2,912	0.17%	1.00%	1.75%	21.01%	21.93%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	185	17.121724	19.662878	3,724	4.48%	1.00%	2.00%	1.56%	2.60%
PIMCO Real Return Portfolio - Administrative Class	352	13.206413	15.166447	5,406	4.85%	1.00%	2.00%	3.50%	4.55%
PIMCO Total Return Portfolio - Administrative Class	909	13.749652	15.790315	14,085	1.81%	1.00%	2.00%	-3.24%	-2.25%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	21	20.165782	21.391218	445	0.68%	1.40%	1.70%	21.70%	22.07%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	177	13.293686	13.608700	2,391	1.14%	1.00%	1.75%	9.89%	10.72%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2021 (commencement of operations) to December 31, 2021.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	93	$6.657171	$7.375180	$665	1.35%	1.00%	1.80%	0.37%	1.19%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	337	25.732408	29.253183	9,965	0.00%	1.00%	2.00%	33.51%	34.87%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	62	12.846007	14.146742	1,086	1.76%	1.00%	1.75%	12.58%	13.44%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares (*)	499	14.353343	14.451698	7,201	0.00%	1.00%	2.00%	0.00%	0.00%
Invesco Oppenheimer V.I. Global Fund-Series II Shares	228	23.668833	26.220679	6,602	0.39%	1.00%	1.80%	25.04%	26.06%
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	163	24.031575	26.464946	4,391	1.02%	1.00%	1.75%	11.70%	12.55%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	140	27.074059	29.992925	5,174	0.31%	1.00%	1.80%	17.48%	18.44%
Invesco V.I. American Value Fund-Series I Shares	162	18.536325	20.534871	4,220	0.76%	1.00%	1.80%	-0.70%	0.11%
Invesco V.I. Comstock Fund-Series I Shares	328	18.580453	20.500707	6,452	2.10%	1.00%	2.00%	-2.84%	-1.85%
Invesco V.I. Core Equity Fund-Series I Shares	23	22.084497	23.442820	535	1.22%	1.40%	1.80%	11.80%	12.25%
Invesco V.I. Diversified Dividend Fund-Series I Shares	19	20.203551	20.808037	385	3.01%	1.40%	1.70%	-1.57%	-1.26%
Invesco V.I. Global Real Estate Fund-Series II Shares	332	10.361820	11.780072	3,778	4.04%	1.00%	2.00%	-14.32%	-13.44%
Invesco V.I. Government Securities Fund-Series II Shares	35	13.115177	13.869853	482	2.34%	1.40%	1.70%	4.16%	4.48%
Invesco V.I. Health Care Fund-Series I Shares	24	39.418349	41.686721	982	0.30%	1.40%	1.70%	12.51%	12.85%
Invesco V.I. International Growth Fund-Series II Shares	164	14.300306	15.748524	2,497	1.93%	1.00%	1.75%	11.74%	12.60%
Invesco V.I. Managed Volatility Fund-Series II Shares	32	25.394544	26.492475	858	1.60%	1.40%	1.65%	-3.38%	-3.14%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	149	17.186587	19.538638	3,035	0.44%	1.00%	2.00%	6.76%	7.85%
Invesco V.I. Small Cap Equity Fund-Series I Shares	187	22.747101	25.860033	4,587	0.31%	1.00%	2.00%	24.69%	25.97%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	744	14.623161	16.624040	11,870	1.88%	1.00%	2.00%	6.93%	8.03%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	212	12.286102	13.530051	2,776	1.80%	1.00%	1.75%	4.62%	5.43%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,302	16.059974	17.686199	22,084	1.80%	1.00%	1.75%	8.08%	8.90%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	382	13.283540	15.101097	5,530	1.98%	1.00%	2.00%	6.25%	7.34%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	129	22.727668	23.914648	3,013	0.00%	1.00%	1.75%	39.96%	41.03%
VP Large Company Value Fund-Class II	340	17.306458	19.674743	6,553	1.40%	1.00%	2.00%	0.43%	1.46%
VP Mid Cap Value Fund-Class II	186	24.448810	27.794143	5,091	1.45%	1.00%	2.00%	-0.92%	0.10%
VP Ultra® Fund-Class II	8	43.520333	45.705489	364	0.00%	1.40%	1.70%	47.00%	47.45%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	21.198620	23.345457	297	0.47%	1.00%	1.75%	5.95%	6.76%
Technology Growth Portfolio-Initial Shares	17	58.605844	61.548768	1,016	0.22%	1.40%	1.70%	67.03%	67.54%
BNY Mellon Stock Index Fund, Inc. - Service Shares	940	25.798724	29.328565	30,829	1.22%	1.00%	2.00%	15.35%	16.53%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	63	27.833184	30.833391	2,030	0.92%	1.00%	1.80%	21.62%	22.61%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	35.790210	38.564419	811	0.52%	1.40%	1.80%	21.15%	21.65%
Government Money Market Portfolio	1,582	0.794947	0.920951	1,445	0.23%	1.00%	2.00%	-2.23%	-0.87%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	100	21.818681	24.027790	2,310	0.45%	1.00%	1.75%	20.28%	21.20%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	362	19.644713	21.762676	7,582	0.65%	1.00%	1.80%	9.70%	10.60%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	38	14.589124	16.585756	590	1.69%	1.00%	2.00%	20.23%	21.46%
DWS Small Mid Cap Value VIP-Class B	19	17.184361	18.638793	341	0.93%	1.00%	1.75%	-3.90%	-3.16%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	80	19.989587	21.976460	1,689	1.94%	1.00%	1.80%	-6.19%	-5.42%
Franklin Mutual Shares VIP Fund -Class 2	110	14.746140	16.239438	1,726	2.42%	1.00%	1.75%	-6.71%	-6.00%
Franklin Small Cap Value VIP Fund -Class 2	59	30.900883	34.791159	1,961	7.11%	1.00%	2.00%	3.08%	4.13%
Franklin U.S. Government Securities VIP Fund -Class 2	141	10.812303	12.291586	1,653	3.79%	1.00%	2.00%	1.75%	2.79%
Templeton Foreign VIP Fund -Class 2	445	9.097561	10.342702	4,378	3.03%	1.00%	2.00%	-3.14%	-2.15%
Templeton Global Bond VIP Fund -Class 2	255	11.978331	13.486600	3,287	8.11%	1.00%	2.00%	-6.83%	-5.88%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	393	23.296923	25.807925	10,725	1.42%	1.00%	1.80%	11.97%	12.89%
Janus Henderson VIT Enterprise Portfolio-Service Shares	218	31.992671	36.370345	8,587	0.00%	1.00%	2.00%	16.79%	17.99%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	26.866736	28.413185	178	0.51%	1.40%	1.70%	17.72%	18.08%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,166	8.714845	9.907982	12,373	1.07%	1.00%	2.00%	13.70%	14.86%
Janus Henderson VIT Research Portfolio-Service Shares	164	29.445257	33.473829	5,625	0.21%	1.00%	2.00%	29.92%	31.25%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	57	14.403272	15.861427	920	3.00%	1.00%	1.75%	5.91%	6.72%
Discovery Portfolio - Class I	101	61.215085	67.813492	6,666	0.00%	1.00%	1.80%	147.76%	149.78%
U.S. Real Estate Portfolio - Class I	78	30.277009	32.019494	2,504	2.39%	1.40%	1.70%	-18.27%	-18.02%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	19.936912	20.253460	378	0.00%	1.40%	1.70%	37.33%	37.75%
Sustainable Equity Portfolio-Class S	218	12.658718	12.821190	2,781	0.35%	1.00%	1.75%	17.19%	18.08%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	193	16.858517	19.164984	3,809	4.65%	1.00%	2.00%	3.64%	4.70%
PIMCO Real Return Portfolio - Administrative Class	390	12.760161	14.505927	5,775	1.41%	1.00%	2.00%	9.48%	10.60%
PIMCO Total Return Portfolio - Administrative Class	973	14.210296	16.154415	15,489	2.10%	1.00%	2.00%	6.48%	7.57%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	22	16.570732	17.524305	377	0.82%	1.40%	1.70%	3.14%	3.46%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	185	12.097813	12.290667	2,262	3.65%	1.00%	1.75%	9.96%	10.80%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Year Ended December 31, 2019
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	93	$6.632893	$7.288727	$658	0.81%	1.00%	1.80%	14.69%	15.62%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	364	19.273789	21.689110	7,987	0.00%	1.00%	2.00%	33.13%	34.49%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	67	11.410793	12.470751	1,053	2.03%	1.00%	1.75%	15.16%	16.04%
Invesco Oppenheimer V.I. Global Fund-Series II Shares	260	18.483316	20.799966	6,228	0.66%	1.00%	2.00%	28.83%	30.14%
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	194	21.398407	23.513058	4,643	0.83%	1.00%	1.80%	29.37%	30.42%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	153	23.046378	25.324200	4,880	0.00%	1.00%	1.80%	23.86%	24.87%
Invesco V.I. American Value Fund-Series I Shares	171	18.667473	20.512495	4,515	0.72%	1.00%	1.80%	22.78%	23.78%
Invesco V.I. Comstock Fund-Series I Shares	343	19.123939	20.886455	6,896	1.95%	1.00%	2.00%	22.80%	24.05%
Invesco V.I. Core Equity Fund-Series I Shares	25	19.754390	20.884135	516	0.96%	1.40%	1.80%	26.64%	27.16%
Invesco V.I. Diversified Dividend Fund-Series I Shares	20	20.524815	21.074460	417	3.19%	1.40%	1.70%	22.97%	23.34%
Invesco V.I. Global Real Estate Fund-Series II Shares	374	12.093294	13.609067	4,908	3.52%	1.00%	2.00%	20.19%	21.42%
Invesco V.I. Government Securities Fund-Series II Shares	31	12.590804	13.274731	414	2.08%	1.40%	1.70%	3.95%	4.27%
Invesco V.I. Health Care Fund-Series I Shares	26	35.035584	36.938829	962	0.04%	1.40%	1.70%	30.25%	30.65%
Invesco V.I. International Growth Fund-Series II Shares	173	12.728265	13.986308	2,340	1.33%	1.00%	1.80%	25.93%	26.96%
Invesco V.I. Managed Volatility Fund-Series II Shares	36	26.283798	27.350496	991	1.13%	1.40%	1.65%	16.34%	16.64%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	153	16.099010	18.116735	2,908	0.20%	1.00%	2.00%	22.54%	23.79%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	276	19.470506	21.050776	5,666	0.00%	1.00%	2.00%	31.32%	32.66%
Invesco V.I. Small Cap Equity Fund-Series I Shares	207	18.242401	20.528892	4,038	0.00%	1.00%	2.00%	24.07%	25.33%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	792	13.675178	15.388895	11,732	1.92%	1.00%	2.00%	13.94%	12.04%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	193	11.743033	12.833759	2,387	1.93%	1.00%	1.75%	7.61%	8.43%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,471	14.860009	16.240393	23,008	1.75%	1.00%	1.75%	17.67%	18.57%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	413	12.501616	14.068249	5,576	2.05%	1.00%	2.00%	10.64%	11.77%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	151	16.238911	16.957235	2,507	0.00%	1.00%	1.75%	33.19%	34.21%
VP Large Company Value Fund-Class II	352	17.231953	19.391501	6,711	1.95%	1.00%	2.00%	24.76%	26.03%
VP Mid Cap Value Fund-Class II	216	24.675321	27.767358	5,927	1.98%	1.00%	2.00%	26.41%	27.70%
VP Ultra® Fund-Class II	8	29.605212	30.997049	252	0.00%	1.40%	1.70%	32.17%	32.58%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	20.007517	21.866285	294	0.37%	1.00%	1.75%	17.76%	18.66%
Technology Growth Portfolio-Initial Shares	16	35.086837	36.736656	579	0.00%	1.40%	1.70%	23.68%	24.05%
BNY Mellon Stock Index Fund, Inc. - Service Shares	1,020	22.365043	25.167570	28,683	1.49%	1.00%	2.00%	28.23%	29.53%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	78	22.885198	25.146736	2,064	1.17%	1.00%	1.80%	31.60%	32.67%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	26	29.541048	31.701478	815	0.95%	1.40%	1.80%	33.34%	33.88%
Government Money Market Portfolio	1,615	0.813059	0.929066	1,491	1.76%	1.00%	2.00%	-0.44%	0.69%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	108	18.139499	19.824402	2,062	1.71%	1.00%	1.75%	23.37%	24.31%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	385	17.907019	19.676881	7,321	1.60%	1.00%	1.80%	28.81%	29.86%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	19	12.494470	13.655388	258	1.24%	1.00%	1.75%	28.93%	29.91%
DWS Small Mid Cap Value VIP-Class B	21	17.881067	19.247040	390	0.37%	1.00%	1.75%	22.32%	21.09%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	96	21.307863	23.235793	2,174	1.67%	1.00%	1.80%	22.13%	23.12%
Franklin Mutual Shares VIP Fund -Class 2	125	15.806889	17.275260	2,085	1.88%	1.00%	1.75%	20.43%	21.35%
Franklin Small Cap Value VIP Fund -Class 2	57	29.977758	33.409872	1,837	1.10%	1.00%	2.00%	23.82%	25.09%
Franklin U.S. Government Securities VIP Fund -Class 2	119	10.626483	11.957968	1,372	2.80%	1.00%	2.00%	3.13%	4.18%
Templeton Foreign VIP Fund -Class 2	476	9.392476	10.569780	4,791	1.73%	1.00%	2.00%	10.28%	11.40%
Templeton Global Bond VIP Fund -Class 2	264	12.856526	14.328681	3,641	7.26%	1.00%	2.00%	-0.40%	0.61%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	421	20.806135	22.861970	10,234	1.61%	1.00%	1.80%	20.07%	21.05%
Janus Henderson VIT Enterprise Portfolio-Service Shares	227	27.392747	30.825587	7,587	0.05%	1.00%	2.00%	32.45%	33.81%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	22.822310	24.062394	149	0.85%	1.40%	1.70%	26.53%	26.91%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,230	7.665062	8.626162	11,433	1.83%	1.00%	2.00%	24.17%	25.44%
Janus Henderson VIT Research Portfolio-Service Shares	163	22.664525	25.504565	4,312	0.32%	1.00%	2.00%	29.67%	33.87%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	62	13.599800	14.862854	943	4.62%	1.00%	1.75%	8.94%	9.77%
Discovery Portfolio - Class I	111	24.707681	27.149768	2,944	0.00%	1.00%	1.80%	37.59%	38.71%
U.S. Real Estate Portfolio - Class I	83	36.395875	39.058030	3,219	1.97%	1.40%	1.80%	16.80%	17.27%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	14.517631	14.703206	285	0.00%	1.40%	1.70%	30.23%	30.63%
Sustainable Equity Portfolio-Class S (*)	240	10.802201	10.857724	2,597	0.53%	1.00%	1.75%	0.00%	0.00%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	206	16.267131	18.305330	3,912	5.06%	1.00%	2.00%	12.46%	13.60%
PIMCO Real Return Portfolio - Administrative Class	466	11.655430	13.115883	6,231	1.74%	1.00%	2.00%	6.28%	7.36%
PIMCO Total Return Portfolio - Administrative Class	1,007	13.345110	15.017217	14,985	3.02%	1.00%	2.00%	6.20%	7.29%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	22	16.066272	16.939051	369	0.56%	1.40%	1.70%	3.74%	4.06%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	182	11.001806	11.092294	2,014	1.65%	1.00%	1.75%	16.35%	17.24%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2019 (commencement of operations) to December 31, 2019.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Year Ended December 31, 2018
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	97	$5.783441	$6.303922	$595	1.19%	1.00%	1.80%	-24.37%	-23.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	176	15.204466	16.572245	3,752	0.53%	1.00%	1.80%	-14.23%	-13.53%
Invesco V.I. Comstock Fund-Series I Shares	345	15.573704	16.837273	5,636	1.81%	1.00%	2.00%	-13.93%	-13.05%
Invesco V.I. Core Equity Fund-Series I Shares	26	15.598450	16.423684	432	0.91%	1.40%	1.80%	-11.04%	-10.67%
Invesco V.I. Diversified Dividend Fund-Series I Shares	22	16.691573	17.086488	376	2.51%	1.40%	1.70%	-9.15%	-8.88%
Invesco V.I. Global Real Estate Fund-Series II Shares	359	10.061547	11.208289	3,904	3.78%	1.00%	2.00%	-8.22%	-7.27%
Invesco V.I. Government Securities Fund-Series II Shares	39	12.112170	12.731276	490	1.85%	1.40%	1.70%	-1.42%	-1.12%
Invesco V.I. Health Care Fund-Series I Shares	28	26.898143	28.273158	801	0.00%	1.40%	1.70%	-0.82%	-0.52%
Invesco V.I. International Growth Fund-Series II Shares	178	10.107383	11.016656	1,910	1.94%	1.00%	1.80%	-16.74%	-16.06%
Invesco V.I. Managed Volatility Fund-Series II Shares	40	22.591462	23.448764	934	1.49%	1.40%	1.65%	-12.76%	-12.53%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	127	13.138101	14.635370	2,008	0.12%	1.00%	2.00%	-13.38%	-12.49%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	300	14.826209	15.867625	4,660	0.00%	1.00%	2.00%	-7.77%	-6.82%
Invesco V.I. Small Cap Equity Fund-Series I Shares	211	14.703755	16.379574	3,286	0.00%	1.00%	2.00%	-16.79%	-15.93%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	953	12.002595	13.734688	12,321	1.88%	0.75%	2.00%	-8.12%	-6.94%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	219	10.912509	11.835725	2,511	2.09%	1.00%	1.75%	-4.09%	-3.35%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,633	12.628489	13.697019	21,618	1.67%	1.00%	1.75%	-9.66%	-8.97%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	443	11.298965	12.586452	5,374	1.98%	1.00%	2.00%	-6.18%	-5.21%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	152	12.192008	12.634862	1,884	0.00%	1.00%	1.75%	-6.87%	-6.15%
VP Large Company Value Fund-Class II	361	13.811924	15.385910	5,462	1.69%	1.00%	2.00%	-10.03%	-9.11%
VP Mid Cap Value Fund-Class II	236	19.519444	21.743578	5,070	1.33%	1.00%	2.00%	-14.71%	-13.84%
VP Ultra® Fund-Class II	7	22.398693	23.380469	159	0.23%	1.40%	1.70%	-1.12%	-0.82%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	118	14.703925	15.947971	1,810	1.36%	1.00%	1.75%	-6.07%	-5.35%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	433	13.902109	15.152773	6,348	0.92%	1.00%	1.80%	-15.17%	-14.47%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	20	9.690935	10.511130	206	1.03%	1.00%	1.75%	-18.16%	-17.53%
DWS Small Mid Cap Value VIP-Class B	21	14.618186	15.894190	327	1.05%	1.00%	1.95%	-17.97%	-17.17%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	16.990264	18.427977	209	0.41%	1.00%	1.75%	-17.17%	-16.53%
Technology Growth Portfolio-Initial Shares	18	28.369706	29.613404	523	0.00%	1.40%	1.70%	-2.68%	-2.38%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,103	17.441936	19.429329	24,013	1.48%	1.00%	2.00%	-6.77%	-5.81%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	83	17.389996	18.954131	1,656	1.63%	1.00%	1.80%	-6.37%	-5.60%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	30	22.154950	23.678859	703	1.04%	1.40%	1.80%	-8.78%	-8.41%
Government Money Market Portfolio	2,213	0.816685	0.922720	2,009	1.19%	1.00%	2.00%	-0.91%	0.28%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	105	17.446931	18.871819	1,934	2.54%	1.00%	1.80%	-12.83%	-12.11%
Franklin Mutual Shares VIP Fund -Class 2	126	13.125639	14.236262	1,732	2.64%	1.00%	1.75%	-10.67%	-9.98%
Franklin Small Cap Value VIP Fund -Class 2	60	24.210418	26.709682	1,534	0.88%	1.00%	2.00%	-14.63%	-13.75%
Franklin U.S. Government Securities VIP Fund -Class 2	136	10.304399	11.478391	1,507	2.68%	1.00%	2.00%	-1.68%	-0.67%
Templeton Foreign VIP Fund -Class 2	487	8.517034	9.487797	4,414	2.76%	1.00%	2.00%	-17.14%	-16.29%
Templeton Global Bond VIP Fund -Class 2	266	12.908555	14.241310	3,668	0.00%	1.00%	2.00%	-0.11%	0.91%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	486	17.327909	18.886239	9,715	1.86%	1.00%	1.80%	-1.39%	-0.58%
Janus Henderson VIT Enterprise Portfolio-Service Shares	227	20.680909	23.037587	5,707	0.14%	1.00%	2.00%	-2.66%	-1.66%
Janus Henderson VIT Global Research Portfolio-Service Shares	7	18.037548	18.959859	127	1.03%	1.40%	1.70%	-8.67%	-8.39%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,288	6.172951	6.876795	9,618	1.79%	1.00%	2.00%	-16.84%	-15.99%
Janus Henderson VIT Research Portfolio-Service Shares	155	17.479126	19.051215	3,110	0.40%	1.00%	1.80%	-4.60%	-3.81%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	50	12.483691	13.539715	703	2.73%	1.00%	1.75%	-2.40%	-1.65%
Mid Cap Growth Portfolio - Class I	118	17.957670	19.573184	2,265	0.00%	1.00%	1.80%	8.65%	9.54%
U.S. Real Estate Portfolio - Class I	89	31.161467	33.305196	2,941	2.79%	1.40%	1.80%	-9.39%	-9.01%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	96	16.440207	17.831305	2,062	0.43%	1.00%	1.75%	-9.23%	-8.53%
Mid Cap Growth Portfolio-Class S	19	11.147664	11.255853	214	0.00%	1.40%	1.70%	-8.16%	-7.87%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	394	14.477389	16.127109	6,456	0.00%	1.00%	2.00%	-7.85%	-6.90%
Oppenheimer Conservative Balanced Fund	69	9.908286	10.746639	945	1.77%	1.00%	1.75%	-7.20%	-6.48%
Oppenheimer Global Fund/VA-Service Shares	272	14.347419	15.982606	5,007	0.81%	1.00%	2.00%	-15.14%	-14.26%
Oppenheimer Main Street Fund®/VA-Service Shares	214	16.540760	18.028542	3,951	1.05%	1.00%	1.80%	-9.76%	-9.02%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	160	18.606292	20.280090	4,138	0.06%	1.00%	1.80%	-12.16%	-11.44%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	204	14.465220	16.113235	3,415	4.80%	1.00%	2.00%	-4.63%	-3.65%
PIMCO Real Return Portfolio - Administrative Class	527	10.967024	12.216540	6,526	2.29%	1.00%	2.00%	-4.18%	-3.19%
PIMCO Total Return Portfolio - Administrative Class	1,020	12.565629	13.997236	14,232	2.61%	1.00%	2.00%	-2.54%	-1.54%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	23	15.486415	16.278052	377	0.00%	1.40%	1.70%	-14.42%	-14.16%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund (*)	225	9.455937	9.461474	2,124	0.00%	1.00%	1.75%	0.00%	0.00%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from December 6, 2018 (commencement of operations) to December 31, 2018.